UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH 43219		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/08

Date of reporting period:	01/31/08

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (6.3%)
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.15%, 10/12/42	$260	$262
Series 2007-T28, Class A3
5.79%, 9/11/42	200	198
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31%(a), 12/25/35	313	307
Series 2005-A2, Class M
5.44%(a), 1/25/36(b)	213	203
Series 2007-A1, Class 1B2
4.41%(a), 2/25/37(b)(c)	99	93
Series 2007-A1, Class 1M
4.41%(a), 2/25/37	177	175
Series 2007-A1, Class 2B1
5.80%(a), 3/25/37(b)(c)	144	136
Series 2007-A2, Class 1B1
4.47%(a), 7/25/37(b)(c)	104	101
Series 2007-S1, Class AM
6.08%, 2/25/37(b)	85	82
Series 2007-S1, Class B1
6.08%, 2/25/37(b)	61	53
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	170	175
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A4
5.10%, 8/15/38	390	388
Series 2005-C6, Class A4
5.23%, 12/15/40	475	481
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	181	196
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	222	191
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.99% (a), 8/10/45	300	304
GSR Mortgage Loan Trust
Series 2004-10F, Class 6A1
5.00%, 9/25/34	249	243
Series 2006-6F, Class M1
6.30%(a), 7/25/36	290	277
Series 2006-8F, Class B1
6.45%(a), 9/25/36	247	235
JP Morgan Mortgage Trust
Series 2005-A1, Class IB1
4.91%(a), 2/25/35(b)	266	260
Series 2005-A2, Class B1
4.92%(a), 4/25/35(b)	319	312
Series 2005-A3, Class 1B1
4.99%, 6/25/35(b)	304	296
Series 2005-A4, Class B1
5.20%(a), 7/25/35(b)	207	204
Series 2005-A6, Class 1B1
5.17%(a), 9/25/35	247	243
Series 2005-A8, Class B1
5.18%(a), 11/25/35(b)	342	332
Series 2006-A1, Class B1
5.40%(a), 2/25/36(b)	239	239
Series 2006-A2, Class IB1
5.68%(a), 4/25/36(b)	358	357
Series 2006-A5, Class B1
5.91%(a), 8/25/36	100	96
Series 2006-S4, Class B1
6.40%(a), 1/25/37	121	114
Series 2006-S4, Class B2
6.40%(a), 1/25/37(b)	150	134

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Series 2007-A1, Class B1
4.81%(a), 7/25/35	$140	$139
Series 2007-A2, Class B2
5.85%(a), 4/25/37(b)(c)	149	138
Series 2007-A2, Class B3
5.85%(a), 4/25/37(c)	100	84
Series 2007-A4, Class B1
5.76%(a), 6/25/37(b)(c)	220	210
Series 2007-A4, Class B2
5.76%(a), 6/25/37(c)	100	92
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 5.07% (a), 8/25/34 (c)	100	79
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.59% (a), 4/25/34	148	147
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	134	135

Total Collateralized Mortgage Obligations (Cost $7,862)		7,711

Commercial Paper (0.3%)
Deutsche Bank Financial, LLC, 3.13% (d), 2/1/08	378	378

Total Commercial Paper (Amortized Cost $378)		378

Common Stocks (61.0%)
Automotive (0.3%)
Ford Motor Co. (e)	50,700	337
		337
Banks (3.3%)
Bank of America Corp.	56,700	2,515
J.P. Morgan Chase & Co.	13,630	648
Wells Fargo Co.	26,500	901
		4,064
Beverages (4.4%)
Coca-Cola Co. (b)	29,800	1,763
Diageo PLC, ADR	20,300	1,638
PepsiCo, Inc.	29,882	2,038
		5,439
Biotechnology (2.0%)
Genentech, Inc. (e)	25,800	1,811
Gilead Sciences, Inc. (e)	13,400	612
		2,423
Brokerage Services (1.6%)
Charles Schwab Corp.	87,911	1,960
		1,960
Building Materials (0.5%)
USG Corp. (e)(f)	17,031	623
		623
Chemicals (1.2%)
PPG Industries, Inc.	22,622	1,495
		1,495
Computers & Peripherals (4.4%)
Apple Computer, Inc. (e)	6,900	934
Dell, Inc. (e)	75,100	1,505
EMC Corp. (e)	122,400	1,942
Network Appliance, Inc. (e)	19,000	441
Seagate Technology (f)	28,601	580
		5,402

See notes to schedules of investments.

Security Description	Shares	Value
Cosmetics & Toiletries (2.1%)
Estee Lauder Cos., Class A	13,300	$561
Procter & Gamble Co.	31,000	2,045
		2,606
Financial Services (1.8%)
Citigroup, Inc.	46,500	1,312
Fannie Mae	26,400	894
		2,206
Health Care (1.0%)
Medtronic, Inc.	27,400	1,276
		1,276
Heavy Machinery (0.6%)
Caterpillar, Inc.	10,800	768
		768
Home Builders (0.2%)
Toll Brothers, Inc. (e)(f)	11,400	265
		265
Insurance (1.5%)
American International Group, Inc.	32,997	1,820
		1,820
Internet Business Services (0.7%)
Google, Inc., Class A (e)	1,600	903
		903
Internet Service Provider (0.4%)
Yahoo!, Inc. (e)(f)	29,347	563
		563
Investment Companies (1.0%)
Invesco Ltd.	11,216	305
The Blackstone Group LP (f)	48,000	881
		1,186
Manufacturing-Diversified (0.7%)
Siemens AG, Sponsored ADR	6,900	896
		896
Manufacturing-Miscellaneous (1.9%)
3M Co.	29,100	2,318
		2,318
Media (0.7%)
Viacom, Inc., Class B (e)	23,800	922
		922
Medical Supplies (0.5%)
Zimmer Holdings, Inc. (e)	7,700	603
		603
Mining (3.6%)
Barrick Gold Corp.	30,267	1,559
Newmont Mining Corp.	53,700	2,918
		4,477

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Oil & Gas Exploration-Production & Services (1.3%)
Chesapeake Energy Corp.	44,400	$1,653
		1,653
Oilfield Services & Equipment (5.3%)
BJ Services Co.	35,000	761
Halliburton Co.	83,600	2,773
Schlumberger Ltd.	39,616	2,990
		6,524
Pharmaceuticals (5.6%)
Johnson & Johnson	39,300	2,486
Merck & Co., Inc.	42,000	1,944
Pfizer, Inc.	57,624	1,348
Schering-Plough Corp.	55,400	1,084
		6,862
Retail (0.9%)
Target Corp.	19,828	1,102
		1,102
Retail-Department Stores (1.4%)
Kohl’s Corp. (e)	38,488	1,757
		1,757
Retail-Drug Stores (1.7%)
CVS Caremark Corp.	52,700	2,059
		2,059
Retail-Specialty Stores (0.5%)
Tiffany & Co.	15,331	612
		612
Semiconductors (4.7%)
Intel Corp.	117,900	2,500
Maxim Integrated Products, Inc.	48,919	962
STMicroelectronics N.V., NY Shares	77,500	960
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	147,023	1,364
		5,786
Software & Computer Services (1.7%)
Microsoft Corp.	63,600	2,073
		2,073
Utilities-Electric (2.5%)
Duke Energy Corp.	51,300	957
Exelon Corp.	28,172	2,147
		3,104
Utilities-Telecommunications (1.0%)
Verizon Communications, Inc.	33,481	1,300
		1,300

Total Common Stocks (Cost $75,721)		75,384

Corporate Bonds (12.6%)
Aerospace/Defense (0.0%)
General Dynamics Corp., 4.50%, 8/15/10	$19	20
		20
Airlines (0.3%)
Continental Airlines, Inc., Series 99-2, 7.06%, 3/15/11	100	100

See notes to schedules of investments.

Security Description	Principal Amount	Value
Delta Air Lines, Inc., Series 02-1, 6.42%, 7/2/12	$270	$272
		372
Automotive (0.1%)
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	27	30
8.50%, 1/18/31	22	27
		57
Banks (2.1%)
Asian Development Bank
4.50%, 9/4/12, MTN	40	42
5.82%, 6/16/28, Callable 6/16/08 @ 100	20	22
BAC Capital Trust XI, 6.63%, 5/23/36	50	49
Bank of America Corp.
6.25%, 4/15/12	60	64
5.63%, 10/14/16(f)	100	102
8.00%, 12/29/49, Callable 1/30/18 @ 100(c)	490	509
European Investment Bank
3.38%, 3/16/09(f)	72	73
4.63%, 5/15/14(f)	145	155
Fifth Third Bancorp, 4.50%, 6/1/18	73	66
First Union Capital I, Series A, 7.94%, 1/15/27, Callable 2/22/08 @ 103.57	200	209
Inter-American Development Bank, 4.50%, 9/15/14	70	73
International Bank Recon & Development, 7.63%, 1/19/23	15	20
KFW
3.25%, 3/30/09	90	90
4.63%, 1/20/11	100	106
4.13%, 10/15/14	55	57
Korea Developmental Bank, Series 6, 5.75%, 9/10/13	35	36
Mellon Funding Corp., 6.38%, 2/15/10	65	69
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	130	141
UBS AG Stamford CT, 5.88%, 12/20/17 (f)	160	168
USB Capital IX, 6.19%, 4/15/49, Callable 4/15/11 @ 100	185	147
Wachovia Capital Trust III, 5.80%, 3/15/42, Callable 3/15/11 @ 100 (f)	195	154
Wachovia Corp.
3.63%, 2/17/09	72	71
5.25%, 8/1/14	60	60
Wells Fargo Co., 5.63%, 12/11/17	140	144
		2,627
Beverages (0.1%)
Anheuser-Busch Cos., Inc.
9.00%, 12/1/09	1	1
5.05%, 10/15/16	45	45
Coca-Cola Enterprises, Inc.
5.75%, 11/1/08	29	29
8.50%, 2/1/12	37	43
8.50%, 2/1/22	25	32
		150
Building-Residential & Commercial (0.2%)
KB Home, 8.63%, 12/15/08	210	209
		209
Chemicals (0.1%)
Dow Chemical Co.
5.75%, 12/15/08	35	36
6.00%, 10/1/12	20	21
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14 (f)	20	20
Eastman Chemical, 7.60%, 2/1/27	11	12
		89

See notes to schedules of investments.

Security Description	Principal Amount	Value
Computers & Peripherals (0.1%)
International Business Machine Corp.
5.38%, 2/1/09	$35	$36
6.50%, 1/15/28	50	53
		89
Cosmetics & Toiletries (0.1%)
Gillette Co., 3.80%, 9/15/09	55	56
Kimberly-Clark Corp.
5.00%, 8/15/13	40	42
6.25%, 7/15/18	25	27
Procter & Gamble Co., 4.95%, 8/15/14 (f)	30	31
		156
Electric Integrated (0.2%)
Dominion Resources, Inc., Series C, 5.69%, 7/15/15	30	30
Entergy Gulf States, 6.18%, 3/1/35, Callable 3/1/10 @ 100	125	115
MidAmerican Energy Holdings, 6.50%, 9/15/37	45	46
Southern California Edison Co., 5.63%, 2/1/36	58	55
		246
Financial Services (3.2%)
American General Finance, 3.88%, 10/1/09, MTN	53	53
Boeing Capital Corp., 5.80%, 1/15/13	33	35
Caterpillar Financial Service Corp.
4.50%, 6/15/09	30	30
4.60%, 1/15/14, MTN	15	15
CIT Group, Inc.
4.75%, 12/15/10, MTN	30	29
7.75%, 4/2/12	55	56
5.00%, 2/1/15, MTN	70	57
Citigroup Capital XXI, 8.30%, 12/21/77, Callable 12/21/37 @100 (f)	290	313
Citigroup, Inc., 5.00%, 9/15/14	60	58
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09	109	110
6.50%, 1/15/12	75	80
General Electric Capital Corp.
5.88%, 1/14/38	415	406
Series A
4.25%, 9/13/10, MTN	40	41
6.00%, 6/15/12, MTN	223	237
5.38%, 10/20/16, MTN (f)	85	87
5.63%, 9/15/17, MTN (f)	240	248
6.15%, 8/7/37, MTN (f)	40	41
Goldman Sachs Group, Inc.
6.88%, 1/15/11	136	147
6.60%, 1/15/12	82	89
5.75%, 10/1/16	115	120
HSBC Finance Corp.
4.13%, 11/16/09	155	155
6.75%, 5/15/11(f)	52	55
International Lease Finance Corp., 6.38%, 3/15/09	96	99
John Deere Capital Corp., 5.10%, 1/15/13 (f)	30	31
JP Morgan Chase & Co.
6.75%, 2/1/11(f)	120	128
6.00%, 1/15/18(b)	140	145
JP Morgan Chase Capital, 5.88%, 3/15/35	170	148
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	55	59
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	84	86
6.88%, 11/15/18	59	62
Morgan Stanley Group, Inc., 4.25%, 5/15/10, MTN	71	71
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	115	80
Toyota Motor Credit Corp., 4.25%, 3/15/10	25	25
Unilever Capital Corp., 5.90%, 11/15/32	38	38
Washington Mutual Preferred Funding IV, 9.75% (a), Perpetual Maturity, Callable 12/15/17 @ 100 (g)	200	184

See notes to schedules of investments.

Security Description	Principal Amount	Value
Xstrata Finance Canada, 6.90%, 11/15/37 (g)	$310	$304
		3,922
Food Distributors, Supermarkets & Wholesalers (0.0%)
Kroger Co., 7.50%, 4/1/31 (f)	17	19
Safeway, Inc., 7.50%, 9/15/09	32	34
		53
Food Processing & Packaging (0.2%)
Kellogg Co., Series B, 6.60%, 4/1/11	24	26
Kraft Foods, Inc.
4.13%, 11/12/09	20	20
6.88%, 2/1/38	145	147
		193
Forest Products & Paper (0.0%)
Weyerhaeuser Co.
6.75%, 3/15/12	24	25
7.38%, 3/15/32	17	17
		42
Governments-Foreign (0.5%)
Province of Ontario, 5.13%, 7/17/12 (f)	49	53
Province of Quebec
5.75%, 2/15/09	24	25
4.88%, 5/5/14	55	59
Republic of Italy
4.50%, 1/21/15(f)	90	94
6.88%, 9/27/23	41	50
United Mexican States
9.88%, 2/1/10	63	70
6.38%, 1/16/13, MTN	220	238
Series A
6.75%, 9/27/34, MTN	41	44
		633
Health Care (0.5%)
Health Net, Inc., 6.38%, 6/1/17	210	214
UnitedHealth Group, Inc., 4.88%, 3/15/15	40	39
WellPoint, Inc.
6.80%, 8/1/12	20	22
5.95%, 12/15/34	10	9
6.38%, 6/15/37	280	274
		558
Insurance (0.5%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	30	30
AXA SA, 8.60%, 12/15/30	25	28
Cigna Corp., 7.00%, 1/15/11	10	11
ING Capital Funding Trust III, 8.44% (a), 12/31/49, Callable 12/31/10 @ 100	20	22
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	36
MetLife, Inc., 5.38%, 12/15/12	30	31
Phoenix Cos., 6.68%, 2/16/08	340	340
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	20	20
Prudential Financial, Inc.
Series D, 5.10%, 12/14/11, MTN	20	21
Series B, 5.10%, 9/20/14, MTN	60	61
		600
Media (0.0%)
News America, Inc., 6.20%, 12/15/34	24	23
Time Warner, Inc., 6.88%, 5/1/12	30	32
		55

See notes to schedules of investments.

Security Description	Principal Amount	Value
Medical Supplies (0.2%)
AmerisourceBergen Corp., 5.88%, 9/15/15	$200	$198
Baxter International, Inc., 4.63%, 3/15/15	40	39
Cardinal Health, Inc., 5.85%, 12/15/17	30	31
		268
Metal Fabrication (0.1%)
Timken Co., 5.75%, 2/15/10	105	108
		108
Office Furnishing (0.1%)
Steelcase, Inc., 6.50%, 8/15/11	150	159
		159
Oil & Gas-Exploration & Production (0.7%)
Marathon Oil Corp., 6.13%, 3/15/12	56	60
Merey Sweeny LP, 8.85%, 12/18/19 (g)	216	254
Pemex Project Funding Master Trust, 6.63%, 6/15/35 (f)	30	31
Western Oil Sands, Inc., 8.38%, 5/1/12	415	471
XTO Energy, Inc., 6.25%, 8/1/17	85	91
		907
Oil Companies-Integrated (0.0%)
ConocoPhillips Co., 8.75%, 5/25/10	36	40
		40
Pharmaceuticals (0.4%)
AstraZeneca PLC
5.90%, 9/15/17	45	48
6.45%, 9/15/37	145	157
Schering-Plough Corp., 6.55%, 9/15/37	160	162
Wyeth
6.95%, 3/15/11	30	32
5.50%, 2/1/14	65	67
6.50%, 2/1/34	45	47
		513
Pipelines (0.5%)
Colorado Interstate Gas Co., 6.80%, 11/15/15	105	111
Tennessee Gas Pipeline, 7.63%, 4/1/37	260	283
Teppco Partners L.P., 6.13%, 2/1/13	165	177
		571
Primary Metal & Mineral Production (0.3%)
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19 (f)	370	393
		393
Radio & Television (0.2%)
Comcast Cable Communications, 6.20%, 11/15/08	62	63
Comcast Corp.
4.95%, 6/15/16	55	52
6.45%, 3/15/37(f)	50	48
Cox Communications, Inc., 7.13%, 10/1/12	75	81
		244
Railroads (0.4%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	60	65
Union Pacific Corp.
7.25%, 11/1/08	50	51
5.70%, 8/15/18	410	412
		528
Retail-Discount (0.4%)
Target Corp.
5.38%, 6/15/09	53	54
5.88%, 3/1/12	33	35

See notes to schedules of investments.

Security Description	Principal Amount	Value
Wal-Mart Stores, Inc.
6.88%, 8/10/09(f)	$51	$54
4.13%, 2/15/11	41	41
5.80%, 2/15/18	135	144
6.50%, 8/15/37(f)	175	183
		511
Software & Computer Services (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	60	62
		62
Telecommunications (0.2%)
Inmarsat Finance PLC, 7.63%, 6/30/12, Callable 3/1/08 @ 103.81	200	206
		206
Telecommunications-Cellular (0.0%)
New Cingular Wireless Services, 8.13%, 5/1/12	23	26
		26
Telecommunications-Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	17	18
		18
Utilities-Electric (0.4%)
Dominion Resources, Inc.
Series A
5.69%, 5/15/08	205	206
5.60%, 11/15/16	60	61
Series B
6.25%, 6/30/12	15	16
Hydro-Quebec, 8.05%, 7/7/24	37	49
Pacific Gas & Electric Co.
4.80%, 3/1/14	46	46
6.05%, 3/1/34(f)	48	47
Progress Energy, Inc., 6.85%, 4/15/12	37	40
		465
Utilities-Telecommunications (0.4%)
AT&T Corp., 8.00%, 11/15/31	153	184
British Telecom PLC, 8.63%, 12/15/10	125	140
Sprint Capital Corp.
7.63%, 1/30/11	63	64
8.75%, 3/15/32	36	35
Sprint Nextel Corp., 6.00%, 12/1/16	70	62
		485

Total Corporate Bonds (Cost $15,528)		15,575

Municipal Bonds (0.5%)
Illinois (0.1%)
State Taxable Pension, GO	70	70
		70
New Jersey (0.2%)
State Transportation Trust Fund Authority, Series B	270	311
		311
North Carolina (0.1%)
Mecklenburg County, GO (h)	140	159
		159

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Ohio (0.1%)
Columbus Sewer Revenue	$110	$103
		103

Total Municipal Bonds (Cost $644)		643

Preferred Stocks (0.4%)
Citigroup, Inc., Series AA, 8.13%	6	152
Freddie Mac, Series Z, 8.38%	13	344

Total Preferred Stocks (Cost $480)		496

U.S. Government Agency Securities (1.2%)
Federal Home Loan Mortgage Corp.
4.13%, 7/12/10(f)	$727	749
4.65%, 10/10/13, Callable 4/10/08 @ 100(f)	10	10
4.50%, 1/15/14(f)	194	203
6.75%, 9/15/29	102	128
Federal National Mortgage Association
6.25%, 2/1/11(f)	229	249
5.00%, 3/15/16(f)	135	144

Total U.S. Government Agency Securities (Cost $1,399)		1,483

U.S. Government Mortgage Backed Agencies (11.9%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 – 1/1/36	513	537
7.00%, 7/1/29 – 7/1/32	242	257
8.00%, 6/1/30	13	14
5.00%, 6/1/33 – 6/1/34	796	793
6.77%(a), 8/1/36	110	114
5.50%, 10/1/36(h)	468	474
7.50%, 7/1/37	133	141
Federal National Mortgage Association
8.00%, 6/1/12 – 3/1/30	138	148
10.00%, 11/1/13	19	21
10.50%, 11/1/13	21	24
11.00%, 11/1/13	31	35
8.50%, 11/1/17	7	7
7.00%, 12/1/27 – 4/1/37	792	840
6.50%, 3/1/29 – 9/1/37	801	834
6.00%, 10/1/29 – 3/1/38	1,473	1,517
7.50%, 11/1/29	29	31
6.63%, 11/15/30	50	62
5.50%, 1/1/32 – 11/1/36	1,825	1,854
5.00%, 8/1/33 – 3/1/34	1,187	1,184
5.00%, 11/1/33 – 3/1/34(b)	1,193	1,190
7.00%, 12/1/33 – 12/1/37(h)	1,390	1,471
5.50%, 12/1/34(b)	652	661
6.03%(a), 4/1/36	309	321
6.28%(a), 5/1/36(c)	75	77
6.43%(a), 5/1/36	647	665
6.35%(a), 9/1/36(c)	270	278
6.04%(a), 9/1/37(c)	252	259
6.50%, 10/1/37 – 12/1/37(h)	536	557
5.00%, 2/1/38(h)	280	279
Government National Mortgage Association
9.50%, 7/15/09	2	2
7.00%, 4/15/28	5	5

Total U.S. Government Mortgage Backed Agencies (Cost $14,356)		14,652

U.S. Treasury Obligations (6.0%)
U.S. Treasury Bonds

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
8.00%, 11/15/21(f)	$208	$292
6.25%, 8/15/23(f)	162	199
4.75%, 2/15/37(f)	330	352
U.S. Treasury Notes
3.75%, 5/15/08(f)	731	735
3.88%, 5/15/09(h)	10	10
3.13%, 11/30/09(h)	710	722
4.25%, 1/15/11 – 11/15/17(f)	1,766	1,859
4.63%, 7/31/12(f)	1,350	1,456
3.63%, 12/31/12(h)	255	265
4.25%, 8/15/13(f)(h)	1,317	1,406
5.13%, 5/15/16(f)	116	129

Total U.S. Treasury Obligations (Cost $7,174)		7,425

Short-Term Securities Held as Collateral for Securities Lending (10.3%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	12,700	12,700

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $12,700)		12,700

Total investments (Cost $136,242) — 110.5%		136,447

Liabilities in excess of other assets — (10.5)%		(12,942)

NET ASSETS — 100.0%		$123,505

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Securities valued at fair value using methods approved by the Board of Trustees and representing 1.25% of net assets as of 1/31/08.

(d)	Rate represents the effective yield at purchase.

(e)	Non-income producing security.

(f)	A portion or all of the security was held on loan.

(g)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(h)	Security purchased on a “when-issued” basis.

ADR	American Depositary Receipt

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bear Stearns	Dr Horton, 5.38%, 6/15/12	Sell	4.75%	12/20/08	$400	$0
Bear Stearns	Pulte Homes, 5.25%, 1/15/14	Sell	5.00%	12/20/08	200	1
Bear Stearns	Pulte Homes, 5.25%, 1/15/14	Sell	4.70%	12/20/08	200	1
Bear Stearns	Stanley Works, 4.90%, 11/1/12	Buy	(1.20)%	03/20/13	400	(8)
Barclays Bank PLC	Freeport-McMoRan Copper & Gold, 6.88%, 2/1/14	Sell	1.00%	12/20/12	400	(15)
Barclays Bank PLC	Loews Corp., 5.25%, 3/15/16	Buy	(.45)%	03/20/13	400	0
Barclays Bank PLC	Transocean, Inc., 7.38%, 4/15/18	Sell	.82%	03/20/13	400	0
Barclays Bank PLC	Suncor Energy, Inc., 6.70%, 8/22/11	Buy	(.65)%	03/20/13	400	0
						$(21)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (17.5%)
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.15%, 10/12/42	$880	$886
Series 2007-T28, Class A3
5.79%, 9/11/42	750	743
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31%(a), 12/25/35	859	843
Series 2005-A2, Class M
5.44%(a), 1/25/36	963	917
Series 2007-A1, Class 1B2
4.41%(a), 2/25/37(b)	310	293
Series 2007-A1, Class 1M
4.41%(a), 2/25/37	696	687
Series 2007-A1, Class 2B1
5.80%(a), 3/25/37(b)	553	520
Series 2007-A2, Class 1B1
4.47%(a), 7/25/37(b)	336	326
Series 2007-A2, Class 1M
4.47%(a), 7/25/37(b)	99	97
Series 2007-A2, Class 2M
4.47%(a), 7/25/37(b)	104	98
Series 2007-S1, Class AM
6.08%, 2/25/37(c)	351	337
Series 2007-S1, Class B1
6.08%, 2/25/37	257	224
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	607	625
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A4
5.10%, 8/15/38	1,335	1,330
Series 2005-C6, Class A4
5.23%, 12/15/40	1,580	1,599
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	530	577
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	340	368
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	939	805
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.99% (a), 8/10/45	1,010	1,023
GSR Mortgage Loan Trust
Series 2004-10F, Class 6A1
5.00%, 9/25/34	946	923
Series 2006-2F, Class B2
5.89%(a), 2/25/36	559	454
Series 2006-6F, Class M1
6.30%(a), 7/25/36	248	236
Series 2006-8F, Class B1
6.45%(a), 9/25/36	793	755
Series 2006-9F, Class M1
6.43%(a), 10/25/36	395	387
JP Morgan Mortgage Trust
Series 2005-A1, Class IB1
4.91%(a), 2/25/35(c)	1,007	982
Series 2005-A2, Class B1
4.92%(a), 4/25/35(c)	1,263	1,235
Series 2005-A3, Class 1B1
4.99%, 6/25/35(c)	762	744
Series 2005-A4, Class B1
5.20%(a), 7/25/35(c)	774	761
Series 2005-A5, Class IB1
5.19%(a), 8/25/35(c)	454	449
Series 2005-A6, Class 1B1
5.17%(a), 9/25/35(c)	1,047	1,030

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series 2005-A8, Class B1
5.18%(a), 11/25/35(c)	$1,367	$1,327
Series 2006-A1, Class B1
5.40%(a), 2/25/36(c)	501	502
Series 2006-A2, Class IB1
5.68%(a), 4/25/36(c)	1,403	1,399
Series 2006-A5, Class B1
5.91%(a), 8/25/36(c)	742	713
Series 2006-S4, Class B1
6.40%(a), 1/25/37	482	454
Series 2006-S4, Class B2
6.40%(a), 1/25/37(c)	636	567
Series 2007-A1, Class B1
4.81%(a), 7/25/35(c)	584	581
Series 2007-A2, Class B2
5.85%(a), 4/25/37(b)	551	511
Series 2007-A2, Class B3
5.85%(a), 4/25/37(b)	246	207
Series 2007-A4, Class B1
5.76%(a), 6/25/37(b)	809	774
Series 2007-A4, Class B2
5.76%(a), 6/25/37(b)(c)	290	266
Series 2007-A4, Class B3
5.76%(a), 6/25/37(b)	240	199
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 5.07% (a), 8/25/34 (b)	372	295
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.59% (a), 4/25/34	428	427
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	549	553

Total Collateralized Mortgage Obligations (Cost $29,670)		29,029

Commercial Paper (5.9%)
Deutsche Bank Financial, LLC, 3.13% (d), 2/1/08	9,680	9,679

Total Commercial Paper (Cost $9,680)		9,679

Corporate Bonds (33.1%)
Airlines (0.8%)
Continental Airlines, Inc., Series 99-2, 7.06%, 3/15/11	365	364
Delta Air Lines, Inc., Series 02-1, 6.42%, 7/2/12	1,015	1,022
		1,386
Automotive (0.1%)
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	98	107
8.50%, 1/18/31	80	100
		207
Banks (5.7%)
Asian Development Bank
4.50%, 9/4/12, MTN	144	152
5.82%, 6/16/28, Callable 6/16/08 @ 100	80	89
BAC Capital Trust XI, 6.63%, 5/23/36	195	192
Bank of America Corp.
6.25%, 4/15/12	220	235
5.63%, 10/14/16	405	412
8.00%, 12/29/49, Callable 1/30/18 @ 100	1,675	1,740
European Investment Bank
3.38%, 3/16/09	273	275
4.63%, 5/15/14	493	527
Fifth Third Bancorp, 4.50%, 6/1/18	260	234
First Union Capital I, Series A, 7.94%, 1/15/27, Callable 2/22/08 @ 103.57	740	772
Inter-American Development Bank, 4.50%, 9/15/14	264	276
KFW
3.25%, 3/30/09	320	321

See notes to schedules of investments.

Security Description	Principal Amount	Value
4.63%, 1/20/11	$340	$360
4.13%, 10/15/14	195	201
Korea Developmental Bank, Series 6, 5.75%, 9/10/13	125	130
Mellon Funding Corp., 6.38%, 2/15/10	270	284
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	585	634
UBS AG Stamford CT, 5.88%, 12/20/17	535	562
USB Capital IX, 6.19%, 4/15/49, Callable 4/15/11 @ 100	705	560
Wachovia Capital Trust III, 5.80%, 3/15/42, Callable 3/15/11 @ 100	700	553
Wachovia Corp.
3.63%, 2/17/09	291	288
5.25%, 8/1/14	195	195
Wells Fargo Co., 5.63%, 12/11/17	460	473
		9,465
Beverages (0.4%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	175	176
Coca-Cola Enterprises, Inc.
5.75%, 11/1/08	93	94
8.50%, 2/1/12	141	163
8.50%, 2/1/22	120	151
		584
Building-Residential & Commercial (0.5%)
KB Home, 8.63%, 12/15/08	765	761
		761
Chemicals (0.2%)
Dow Chemical Co.
5.75%, 12/15/08	125	127
6.00%, 10/1/12	80	85
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	80	81
		293
Computers & Peripherals (0.2%)
International Business Machine Corp.
5.38%, 2/1/09	133	136
6.50%, 1/15/28	180	191
		327
Cosmetics & Toiletries (0.3%)
Gillette Co., 3.80%, 9/15/09	195	199
Kimberly-Clark Corp.
5.00%, 8/15/13	140	145
6.25%, 7/15/18	90	97
Procter & Gamble Co., 4.95%, 8/15/14	110	114
		555
Electric Integrated (0.5%)
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	115	114
Entergy Gulf States, 6.18%, 3/1/35, Callable 3/1/10 @ 100	415	381
MidAmerican Energy Holdings, 6.50%, 9/15/37 (e)	150	155
Southern California Edison Co., 5.63%, 2/1/36	195	186
		836
Financial Services (7.7%)
American General Finance, 3.88%, 10/1/09, MTN	182	181
Boeing Capital Corp., 5.80%, 1/15/13	119	128
Caterpillar Financial Service Corp.
4.50%, 6/15/09	105	106
4.60%, 1/15/14, MTN	50	50
CIT Group, Inc.
4.75%, 12/15/10, MTN	102	97
5.00%, 2/1/15, MTN	230	188
Citigroup Capital XXI, 8.30%, 12/21/77, Callable 12/21/37 @100	970	1,046
Citigroup, Inc., 5.00%, 9/15/14	200	195

See notes to schedules of investments.

Security Description	Principal Amount	Value
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09	$405	$410
6.50%, 1/15/12	275	294
General Electric Capital Corp. 5.88%, 1/14/38	1,400	1,368
Series A
4.25%, 9/13/10, MTN	153	156
6.00%, 6/15/12, MTN	506	539
5.38%, 10/20/16, MTN	320	329
5.63%, 9/15/17, MTN	840	867
6.15%, 8/7/37, MTN	140	142
Goldman Sachs Group, Inc.
6.88%, 1/15/11	157	170
6.60%, 1/15/12	306	331
5.75%, 10/1/16	355	369
HSBC Finance Corp.
4.13%, 11/16/09	237	237
6.75%, 5/15/11	233	245
International Lease Finance Corp., 6.38%, 3/15/09	353	363
John Deere Capital Corp.
4.50%, 8/25/08, MTN	105	105
5.10%, 1/15/13	110	114
JP Morgan Chase & Co.
6.75%, 2/1/11(c)	440	471
6.00%, 1/15/18(c)	470	488
JP Morgan Chase Capital, 5.88%, 3/15/35	285	248
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	239	255
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	303	310
6.88%, 11/15/18	220	232
Morgan Stanley Group, Inc., 4.25%, 5/15/10, MTN	295	295
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	425	295
Toyota Motor Credit Corp.
4.25%, 3/15/10	116	117
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	135	135
Washington Mutual Preferred Funding IV, 9.75% (a), Perpetual Maturity, Callable 12/15/17 @ 100 (e)	900	828
Xstrata Finance Canada, 6.90%, 11/15/37 (e)	1,070	1,050
		12,755
Food Distributors, Supermarkets & Wholesalers (0.1%)
Kroger Co., 7.50%, 4/1/31	85	94
Safeway, Inc., 7.50%, 9/15/09	120	127
		221
Food Processing & Packaging (0.4%)
Kellogg Co., Series B, 6.60%, 4/1/11	80	85
Kraft Foods, Inc.
4.13%, 11/12/09	77	77
6.88%, 2/1/38	485	493
		655
Forest Products & Paper (0.1%)
Weyerhaeuser Co.
6.75%, 3/15/12	90	96
7.38%, 3/15/32	75	74
		170
Governments-Foreign (1.1%)
Province of Ontario, 5.13%, 7/17/12	172	186
Province of Quebec
5.75%, 2/15/09	93	95
4.88%, 5/5/14	212	226
Republic of Italy
4.50%, 1/21/15	320	335
6.88%, 9/27/23	155	190

See notes to schedules of investments.

Security Description	Principal Amount	Value
United Mexican States
9.88%, 2/1/10	$224	$250
6.38%, 1/16/13, MTN	415	449
Series A
6.75%, 9/27/34, MTN	125	136
		1,867
Health Care (1.2%)
Health Net, Inc., 6.38%, 6/1/17	765	780
UnitedHealth Group, Inc., 4.88%, 3/15/15	130	127
WellPoint, Inc.
6.80%, 8/1/12	75	84
5.95%, 12/15/34	35	32
6.38%, 6/15/37	930	909
		1,932
Insurance (1.4%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	96	97
AXA SA, 8.60%, 12/15/30	95	108
Cigna Corp., 7.00%, 1/15/11	45	48
Cincinnati Financial Corp., 6.13%, 11/1/34	140	133
ING Capital Funding Trust III, 8.44% (a), 12/31/49, Callable 12/31/10 @ 100	90	97
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	116
MetLife, Inc., 5.38%, 12/15/12	110	114
Phoenix Cos., 6.68%, 2/16/08	1,255	1,255
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	80	81
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	80	83
5.10%, 9/20/14, MTN	230	233
		2,365
Media (0.1%)
News America, Inc., 6.20%, 12/15/34	90	87
Time Warner, Inc., 6.88%, 5/1/12	109	114
		201
Medical Supplies (0.6%)
AmerisourceBergen Corp., 5.88%, 9/15/15	735	728
Baxter International, Inc., 4.63%, 3/15/15	150	148
Cardinal Health, Inc., 5.85%, 12/15/17	115	119
		995
Metal Fabrication (0.3%)
Timken Co., 5.75%, 2/15/10	430	442
		442
Office Furnishing (0.4%)
Steelcase, Inc., 6.50%, 8/15/11	620	655
		655
Oil & Gas-Exploration & Production (2.0%)
Marathon Oil Corp., 6.13%, 3/15/12	209	223
Merey Sweeny LP, 8.85%, 12/18/19 (e)	826	971
Pemex Project Funding Master Trust, 6.63%, 6/15/35	110	113
Western Oil Sands, Inc., 8.38%, 5/1/12	1,495	1,697
XTO Energy, Inc., 6.25%, 8/1/17	320	341
		3,345
Oil Companies-Integrated (0.1%)
ConocoPhillips Co., 8.75%, 5/25/10	155	173
		173

See notes to schedules of investments.

Security Description	Principal Amount	Value
Pharmaceuticals (1.1%)
AstraZeneca PLC
5.90%, 9/15/17	$150	$159
6.45%, 9/15/37	525	568
Schering-Plough Corp., 6.55%, 9/15/37	525	529
Wyeth
6.95%, 3/15/11	105	112
5.50%, 2/1/14	245	254
6.50%, 2/1/34	150	158
		1,780
Pipelines (1.3%)
Colorado Interstate Gas Co., 6.80%, 11/15/15	380	401
Tennessee Gas Pipeline, 7.63%, 4/1/37	975	1,063
Teppco Partners L.P., 6.13%, 2/1/13	690	739
		2,203
Primary Metal & Mineral Production (0.8%)
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	1,230	1,307
		1,307
Radio & Television (0.5%)
Comcast Cable Communications, 6.20%, 11/15/08	233	236
Comcast Corp.
4.95%, 6/15/16	215	203
6.45%, 3/15/37	165	160
Cox Communications, Inc., 7.13%, 10/1/12	273	296
		895
Railroads (1.1%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	210	226
Union Pacific Corp.
7.25%, 11/1/08	175	179
5.70%, 8/15/18	1,400	1,407
		1,812
Retail-Discount (1.1%)
Target Corp.
5.38%, 6/15/09	190	195
5.88%, 3/1/12	126	133
Wal-Mart Stores, Inc.
6.88%, 8/10/09	179	188
4.13%, 2/15/11	152	154
5.80%, 2/15/18	460	489
6.50%, 8/15/37	570	598
		1,757
Software & Computer Services (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	225	233
		233
Telecommunications (0.5%)
Inmarsat Finance PLC, 7.63%, 6/30/12, Callable 3/1/08 @ 103.81	725	748
		748
Telecommunications-Cellular (0.1%)
New Cingular Wireless Services, 8.13%, 5/1/12	76	86
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	50	53
		139
Telecommunications-Equipment (0.1%)
Motorola, Inc., 7.63%, 11/15/10	79	83
		83

See notes to schedules of investments.

	Shares/
	Principal
Security Description	Amount	Value
Utilities-Electric (1.1%)
Dominion Resources, Inc.
Series A
5.69%, 5/15/08	$845	$849
5.60%, 11/15/16	230	234
Series B
6.25%, 6/30/12	60	65
Hydro-Quebec, 8.05%, 7/7/24	130	171
Pacific Gas & Electric Co.
4.80%, 3/1/14	174	173
6.05%, 3/1/34	160	159
Progress Energy, Inc., 6.85%, 4/15/12	149	162
		1,813
Utilities-Telecommunications (1.1%)
AT&T Corp., 8.00%, 11/15/31	521	627
British Telecom PLC, 8.63%, 12/15/10	510	569
Sprint Capital Corp.
7.63%, 1/30/11	228	231
8.75%, 3/15/32	155	152
Sprint Nextel Corp., 6.00%, 12/1/16	260	231
		1,810

Total Corporate Bonds (Cost $54,403)		54,770

Municipal Bonds (1.4%)
Illinois (0.2%)
State Taxable Pension, GO, 5.10%, 6/1/33	280	277
		277
New Jersey (0.7%)
State Transportation Trust Fund Authority, Series B, 5.50%, 12/15/20, FGIC	1,025	1,181
		1,181
North Carolina (0.3%)
Mecklenburg County, GO, 5.00%, 2/1/18 (f)	465	528
		528
Ohio (0.2%)
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	375	352
		352

Total Municipal Bonds (Cost $2,340)		2,338

Preferred Stocks (1.0%)
Citigroup, Inc., Series AA, 8.13% (f)	20	522
Freddie Mac, Series Z, 8.38%	42	1,138

Total Preferred Stocks (Cost $1,571)		1,660

U.S. Government Agency Securities (1.6%)
Federal Home Loan Mortgage Corp.
4.13%, 7/12/10(g)	$279	287
4.65%, 10/10/13, Callable 4/10/08 @ 100(g)	1,557	1,561
Federal National Mortgage Association
4.38%, 7/17/13(g)	247	257
5.00%, 4/15/15 – 3/15/16(g)	46	50
Small Business Administration, 6.15%, 4/1/19	504	527

Total U.S. Government Agency Securities (Cost $2,555)		2,682

U.S. Government Mortgage Backed Agencies (30.2%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	242	258
7.50%, 4/1/28 – 7/1/37	539	572

See notes to schedules of investments.

Security Description	Principal Amount	Value
6.50%, 8/1/29 – 1/1/36	$2,512	$2,627
7.00%, 1/1/30 – 9/1/37	720	767
5.00%, 6/1/34	1,867	1,862
5.50%, 10/1/35	173	175
6.77%(a), 8/1/36	514	530
5.50%, 10/1/36(f)	436	442
Federal National Mortgage Association
8.00%, 11/1/12 – 2/1/33	368	400
10.00%, 11/1/13	37	42
10.50%, 11/1/13	14	16
11.00%, 11/1/13	28	32
7.00%, 10/1/26 – 8/1/37	1,875	1,983
6.50%, 9/1/28 – 9/1/37	2,636	2,740
7.50%, 12/1/28 – 11/1/29	10	11
6.00%, 10/1/29 – 3/1/38	1,977	2,049
8.50%, 4/1/31	16	17
5.50%, 1/1/33 – 11/1/36	807	821
5.50%, 5/1/33 – 12/1/34(c)	8,347	8,472
5.00%, 8/1/33 – 3/1/34(c)	4,076	4,066
5.00%, 11/1/33 – 3/1/34	4,703	4,691
7.00%, 12/1/33 – 12/1/37(f)	4,148	4,391
7.00%, 1/1/35(c)	1,315	1,405
6.00%, 8/1/35 – 1/1/37(c)	3,432	3,523
6.03%(a), 4/1/36	904	939
6.43%(a), 5/1/36(c)	2,531	2,602
6.35%(a), 9/1/36(b)	657	678
6.04%(a), 9/1/37(b)	937	965
6.50%, 10/1/37 – 12/1/37(f)	1,802	1,870
5.00%, 2/1/38(f)	1,110	1,105
Government National Mortgage Association, 7.50%, 12/15/27 – 4/15/29	7	8

Total U.S. Government Mortgage Backed Agencies (Cost $48,920)		50,059

U.S. Treasury Obligations (13.9%)
U.S. Treasury Bonds
8.00%, 11/15/21(g)	809	1,136
6.25%, 8/15/23(g)	954	1,172
4.75%, 2/15/37(g)	1,165	1,241
U.S. Treasury Notes
3.75%, 5/15/08(g)	1,633	1,641
3.88%, 5/15/09(f)(g)	70	71
3.13%, 11/30/09(f)	2,360	2,400
4.25%, 1/15/11 – 8/15/13(f)(g)	6,000	6,347
4.63%, 7/31/12(f)(g)	2,889	3,117
3.63%, 12/31/12(f)	858	890
5.13%, 5/15/16(g)	436	486
4.25%, 11/15/17(g)	4,317	4,534

Total U.S. Treasury Obligations (Cost $22,510)		23,035

Short-Term Securities Held as Collateral for Securities Lending (7.2%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	11,949	11,949

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $11,949)		11,949

Total investments (Cost $183,598) — 111.8%		185,201
Liabilities in excess of other assets — (11.8)%		(19,553)

NET ASSETS — 100.0%		$165,648

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(b)	Securities valued at fair value using methods approved by the Board of Trustees and representing 3.15% of net assets as of 1/31/08.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

See notes to schedules of investments.

(d)	Rate represents the effective yield at purchase.

(e)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)	Security purchased on a “when-issued” basis.

(g)	A portion or all of the security was held on loan.

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bear Stearns	Dr Horton, 5.38%, 6/15/12	Sell	4.75%	12/20/08	$1,600	$2
Bear Stearns	Pulte Homes, 5.25%, 1/15/14	Sell	5.00%	12/20/08	800	5
Bear Stearns	Pulte Homes, 5.25%, 1/15/14	Sell	4.70%	12/20/08	800	3
Bear Stearns	Stanley Works, 4.90%, 11/1/12	Buy	(1.20)%	03/20/13	1,600	(30)
Barclays Bank PLC	Freeport-McMoRan Copper & Gold, 6.88%, 2/1/14	Sell	1.00%	12/20/12	1,600	(61)
Barclays Bank PLC	Loews Corp., 5.25%, 3/15/16	Buy	(.45)%	03/20/13	1,600	0
Barclays Bank PLC	Transocean, Inc., 7.38%, 4/15/18	Sell	.82%	03/20/13	1,600	(1)
Barclays Bank PLC	Suncor Energy, Inc., 6.70%, 8/22/11	Buy	(.65)%	03/20/13	1,600	(1)
						$(83)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Commercial Paper (0.3%)
Deutsche Bank Financial LLC, 3.13% (a), 2/1/08	$9,741	$9,740

Total Commercial Paper (Amortized Cost $9,741)		9,740

Common Stocks (98.6%)
Automotive (0.4%)
Ford Motor Co. (b)	2,615,700	17,368
		17,368
Banks (5.3%)
Bank of America Corp.	2,944,700	130,597
J.P. Morgan Chase & Co.	706,438	33,591
Wells Fargo Co.	1,375,000	46,764
		210,952
Beverages (7.1%)
Coca-Cola Co.	1,548,650	91,634
Diageo PLC, ADR	1,040,200	83,954
PepsiCo, Inc.	1,541,239	105,097
		280,685
Biotechnology (3.1%)
Genentech, Inc. (b)	1,319,000	92,581
Gilead Sciences, Inc. (b)(c)	696,300	31,814
		124,395
Brokerage Services (2.6%)
Charles Schwab Corp.	4,620,165	103,030
		103,030
Building Materials (0.8%)
USG Corp. (b)(c)	881,878	32,277
		32,277
Chemicals (2.0%)
PPG Industries, Inc.	1,173,786	77,575
		77,575
Computers & Peripherals (7.0%)
Apple Computer, Inc. (b)(c)	356,000	48,188
Dell, Inc. (b)	3,844,700	77,048
EMC Corp. (b)(c)	6,311,000	100,155
Network Appliance, Inc. (b)(c)	971,700	22,563
Seagate Technology (c)	1,486,340	30,128
		278,082
Cosmetics & Toiletries (3.5%)
Estee Lauder Cos., Class A (c)	685,000	28,907
Procter & Gamble Co.	1,657,500	109,312
		138,219
Financial Services (2.9%)
Citigroup, Inc.	2,412,000	68,067
Fannie Mae	1,365,800	46,246
		114,313
Health Care (1.7%)
Medtronic, Inc.	1,421,600	66,204
		66,204

See notes to schedules of investments.

Security Description	Shares	Value
Heavy Machinery (1.0%)
Caterpillar, Inc. (c)	553,800	$39,397
		39,397
Home Builders (0.3%)
Toll Brothers, Inc. (b)(c)	569,300	13,253
		13,253
Insurance (2.4%)
American International Group, Inc.	1,708,358	94,233
		94,233
Internet Business Services (1.2%)
Google, Inc., Class A (b)(c)	81,000	45,708
		45,708
Internet Service Provider (0.7%)
Yahoo!, Inc. (b)(c)	1,504,466	28,856
		28,856
Investment Companies (1.7%)
Invesco Ltd.	579,628	15,778
The Blackstone Group LP (c)	2,868,250	52,632
		68,410
Manufacturing-Diversified (1.2%)
Siemens AG, Sponsored ADR	357,000	46,339
		46,339
Manufacturing-Miscellaneous (3.0%)
3M Co.	1,500,000	119,475
		119,475
Media (1.2%)
Viacom, Inc., Class B (b)	1,239,561	48,045
		48,045
Medical Supplies (0.7%)
Zimmer Holdings, Inc. (b)	343,000	26,847
		26,847
Mining (5.8%)
Barrick Gold Corp.	1,572,872	80,987
Newmont Mining Corp.	2,767,200	150,370
		231,357
Oil & Gas Exploration-Production & Services (2.3%)
Chesapeake Energy Corp. (c)	2,412,800	89,829
		89,829
Oilfield Services & Equipment (8.4%)
BJ Services Co. (c)	1,837,479	39,965
Halliburton Co.	4,278,800	141,928
Schlumberger Ltd. (c)	2,027,540	152,998
		334,891
Pharmaceuticals (9.0%)
Johnson & Johnson	2,054,400	129,961
Merck & Co., Inc.	2,175,400	100,677
Pfizer, Inc.	3,017,058	70,569
Schering-Plough Corp. (c)	2,836,000	55,501
		356,708

See notes to schedules of investments.

	Shares/
	Principal
Security Description	Amount	Value
Retail (1.4%)
Target Corp.	1,017,010	$56,525
		56,525
Retail-Department Stores (2.4%)
Kohl’s Corp. (b)(c)	2,052,138	93,660
		93,660
Retail-Drug Stores (2.6%)
CVS Caremark Corp. (c)	2,674,300	104,485
		104,485
Retail-Specialty Stores (0.8%)
Tiffany & Co. (c)	793,442	31,658
		31,658
Semiconductors (7.6%)
Intel Corp.	6,100,800	129,337
Maxim Integrated Products, Inc.	2,628,863	51,683
STMicroelectronics N.V., NY Shares (c)	3,998,200	49,538
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	7,579,272	70,336
		300,894
Software & Computer Services (2.7%)
Microsoft Corp.	3,278,000	106,863
		106,863
Utilities-Electric (4.1%)
Duke Energy Corp. (c)	2,663,000	49,692
Exelon Corp.	1,464,802	111,603
		161,295
Utilities-Telecommunications (1.7%)
Verizon Communications, Inc.	1,739,541	67,564
		67,564

Total Common Stocks (Cost $3,970,054)		3,909,392

Short-Term Securities Held as Collateral for Securities Lending (10.0%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$398,128	398,128

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $398,128)		398,128

Total Investments (Cost $4,377,923) — 108.9%		4,317,260

Liabilities in excess of other assets — (8.9)%		(352,149)

NET ASSETS — 100.0%		$3,965,111

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (4.4%)
Deutsche Bank Financial LLC, 3.13% (a), 2/1/08	$10,002	$10,001
HSBC Finance Corp., 3.10% (a), 2/1/08	1,000	1,000

Total Commercial Paper (Amortized Cost $11,001)		11,001

Common Stocks (93.6%)
Aerospace/Defense (1.0%)
General Dynamics Corp.	29,000	2,449
		2,449
Automotive (0.6%)
Group 1 Automotive, Inc. (b)	62,000	1,639
		1,639
Automotive Parts (1.7%)
BorgWarner, Inc.	35,000	1,771
Eaton Corp.	30,000	2,483
		4,254
Banks (1.8%)
Cullen/Frost Bankers, Inc. (b)	85,400	4,649
		4,649
Brokerage Services (1.5%)
Wadell & Reed Financial, Inc., Class A (b)	113,000	3,749
		3,749
Chemicals (2.7%)
PPG Industries, Inc.	57,000	3,767
Rockwood Holdings, Inc. (b)(c)	103,000	3,024
		6,791
Coal (1.2%)
Peabody Energy Corp. (b)	58,000	3,133
		3,133
Computers & Peripherals (3.3%)
CACI International, Inc., Class A (b)(c)	68,000	2,964
Computer Sciences Corp. (c)	73,000	3,090
Western Digital Corp. (c)	89,000	2,354
		8,408
Containers & Packaging (4.7%)
Owens-Illinois, Inc. (c)	64,000	3,226
Packaging Corp. of America (b)	195,000	4,727
Pactiv Corp. (c)	137,000	3,919
		11,872
Cosmetics & Toiletries (0.7%)
Kimberly-Clark Corp.	28,000	1,838
		1,838
Electrical Components & Equipment (0.9%)
Gentex Corp. (b)	149,000	2,363
		2,363
Electronics (5.8%)
AVX Corp. (b)	240,000	3,127
Flextronics International Ltd. (c)	380,000	4,446
Hubbell, Inc., Class B	82,000	3,910

See notes to schedules of investments.

Security Description	Shares	Value
Johnson Controls, Inc. (b)	91,600	$3,240
		14,723
Financial Services (2.4%)
Ameriprise Financial, Inc.	108,000	5,974
		5,974
Food Distributors, Supermarkets & Wholesalers (1.3%)
SUPERVALU, Inc.	113,000	3,397
		3,397
Food Processing & Packaging (0.7%)
Tyson Foods, Inc., Class A	133,000	1,895
		1,895
Health Care (1.5%)
Coventry Health Care, Inc. (c)	65,000	3,678
		3,678
Human Resources (2.1%)
Hewitt Associates, Inc., Class A (b)(c)	141,000	5,241
		5,241
Insurance (6.0%)
Alleghany Corp. (b)(c)	13,708	5,182
HCC Insurance Holdings, Inc. (b)	143,000	3,984
PartnerRe Ltd.	31,000	2,458
Reinsurance Group of America, Inc. (b)	60,000	3,478
		15,102
Lodging (1.4%)
Wyndham Worldwide Corp. (b)	151,000	3,558
		3,558
Machine-Diversified (1.1%)
Dover Corp.	67,000	2,704
		2,704
Manufacturing-Diversified (2.8%)
Parker Hannifin Corp. (b)	52,500	3,549
Pentair, Inc. (b)	109,000	3,462
		7,011
Manufacturing-Miscellaneous (2.2%)
ITT Industries, Inc. (b)	95,000	5,646
		5,646
Medical Supplies (1.1%)
Becton Dickinson & Co.	32,100	2,778
		2,778
Oil & Gas Exploration-Production & Services (9.3%)
Cimarex Energy Co. (b)	205,000	8,366
Devon Energy Corp.	31,000	2,634
Newfield Exploration Co. (b)(c)	102,400	5,108
Patterson-UTI Energy, Inc. (b)	169,000	3,309
Unit Corp. (c)	80,000	4,010
		23,427
Oil Companies-Integrated (1.4%)
Occidental Petroleum Corp.	52,000	3,529
		3,529

See notes to schedules of investments.

Security Description	Shares	Value
Oil Marketing & Refining (1.3%)
Valero Energy Corp.	55,000	$3,255
		3,255
Oilfield Services & Equipment (1.1%)
Helix Energy Solutions Group, Inc. (b)(c)	77,000	2,847
		2,847
Paint, Varnishes & Enamels (0.7%)
Sherwin-Williams Co. (b)	33,000	1,888
		1,888
Pharmaceuticals (3.4%)
AmerisourceBergen Corp.	81,000	3,779
Forest Laboratories, Inc. (c)	75,000	2,983
Omnicare, Inc. (b)	88,000	1,948
		8,710
Pipelines (1.7%)
National Fuel Gas Co. (b)	100,000	4,311
		4,311
Primary Metal & Mineral Production (1.1%)
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	32,000	2,849
		2,849
Publishing (1.4%)
The Washington Post Co., Class B	4,600	3,422
		3,422
Railroads (1.4%)
Burlington Northern/Santa Fe Corp.	40,000	3,461
		3,461
Real Estate Investment Trusts (2.8%)
Annaly Capital Management, Inc. (b)	353,000	6,961
		6,961
Recreational Vehicles (0.7%)
Winnebago Industries, Inc. (b)	90,000	1,895
		1,895
Restaurants (0.9%)
Yum! Brands, Inc.	70,000	2,391
		2,391
Retail-Apparel/Shoe (1.8%)
Ross Stores, Inc. (b)	156,000	4,547
		4,547
Retail-Discount (1.1%)
Dollar Tree Stores, Inc. (c)	97,000	2,717
		2,717
Retail-Specialty Stores (1.4%)
Barnes & Noble, Inc. (b)	101,500	3,446
		3,446
Semiconductors (5.4%)
Integrated Device Technology, Inc. (b)(c)	300,000	2,235
International Rectifier Corp. (b)(c)	98,000	2,727
Novellus Systems, Inc. (b)(c)	125,000	2,970
STMicroelectronics N.V., NY Shares	187,000	2,317
Teradyne, Inc. (b)(c)	314,000	3,445
		13,694

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Software & Computer Services (3.4%)
Digital River, Inc. (b)(c)	69,000	$2,587
National Instruments Corp.	86,000	2,310
Sybase, Inc. (b)(c)	127,000	3,584
		8,481
Transportation Services (1.8%)
Con-way, Inc. (b)	94,500	4,601
		4,601
Utilities-Natural Gas (3.0%)
Sempra Energy	93,000	5,199
WGL Holdings, Inc. (b)	74,000	2,386
		7,585

Total Common Stocks (Cost $189,379)		236,869

Short-Term Securities Held as Collateral for Securities Lending (37.5%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$94,986	94,986

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $94,986)		94,986

Total Investments (Cost $295,366) — 135.5%		342,856

Liabilities in excess of other assets — (35.5)%		(89,776)

NET ASSETS — 100.0%		$253,080

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	January 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (39.4%)
Farmer Mac
3.63%, 2/4/08, MTN	$15,000	$14,999
Federal Home Loan Bank
3.14%(a), 2/22/08	509,000	508,069
2.59%(b), 3/7/08	15,000	14,989
4.50%(b), 3/7/08	22,000	21,983
4.50%, 11/5/08, Callable 5/5/08 @ 100	25,000	25,000
4.63%, 12/4/08, Callable 3/4/08 @ 100	125,000	125,000
4.20%, 1/7/09, Callable 4/7/08 @ 100	14,525	14,525
3.11%(b), 8/5/09	25,000	25,005
Series 1, 4.45%, 12/12/08, Callable 3/12/08 @ 100	15,000	15,000
Federal Home Loan Mortgage Corporation
4.30%, 12/12/08, Callable 6/12/08 @ 100	35,000	34,990
Federal National Mortgage Association
5.01% (a), 5/30/08	20,000	19,669

Total U.S. Government Agency Securities (Amortized Cost $819,229)		819,229

Repurchase Agreements (60.6%)
ABN Amro Bank NV, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $300,025, collateralized by $347,296 U.S. Government Securities, 0.00%-6.41%, 2/8/08-6/1/36, market value $306,001)	300,000	300,000
Bear Stearns & Co., 2.98%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $300,025, collateralized by $351,891 U.S. Government Securities, 3.50%-7.50%, 8/1/08-2/1/38, market value $306,005)	300,000	300,000
Deutsche Bank Securities, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $300,025, collateralized by $387,418 U.S. Government Securities, 4.76%-7.00%, 11/1/22-1/1/38, market value $306,000)	300,000	300,000
Greenwich Partners LLC, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $300,025, collateralized by $297,984 U.S. Government Securities, 4.88%-5.25%, 1/16/09-2/17/09, market value $306,005)	300,000	300,000
UBS Warburg LLC, 2.95%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $59,005, collateralized by $68,205 U.S. Government Security, 0.00%, 7/1/37, market value $60,184)	59,000	59,000

Total Repurchase Agreements (Amortized Cost $1,259,000)		1,259,000

Total Investments (Amortized Cost $2,078,229)(c) — 100.0%		2,078,229

Other assets in excess of liabilities — 0.0%		652

NET ASSETS — 100.0%		$2,078,881

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(c)	Represents cost for financial reporting and federal income tax purposes.

LLC	Limited Liability Co.

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	January 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (24.0%)
Abbey National Treasury Services, 4.87%, 2/12/08	$10,000	$10,000
Bank of Montreal Chicago, 5.05%, 2/27/08	6,000	6,000
Bank of Scotland PLC NY, 5.21%, 3/11/08	10,000	10,000
Barclays Bank PLC NY, 4.93%, 2/28/08	19,000	19,000
Canadian Imperial Bank of Commerce NY
5.04%, 2/29/08	6,000	6,000
3.99%(a), 7/18/08	10,000	9,997
Credit Suisse NY, 5.44%, 6/19/08	5,000	5,000
Deutsche Bank NY, 3.04%, 5/1/08	5,000	5,000
Landesbank Hessen-Thueringen Girozentrale, 5.30%, 3/13/08	10,000	10,000
Marshall & Ilsley Bank, 4.29% (a), 2/9/09	5,000	5,000
Natixis NY Branch, 5.10%, 2/12/08	10,000	10,000
PNC Bank NA, 3.46% (a), 2/23/09	5,000	4,997
Rabobank Nederland NV NY, 5.04%, 2/12/08	10,000	10,000
Royal Bank of Canada NY, 4.58% (a), 4/2/08	10,000	10,000
Royal Bank of Scotland NY, 4.30% (a), 7/11/08	10,000	10,000
Toronto Dominion Bank NY, 5.13%, 3/3/08	10,000	10,000
UBS AG Stamford CT, 5.05%, 3/13/08	10,000	10,000
Wilmington Trust Co., 4.97%, 3/17/08	5,000	5,000

Total Certificate of Deposit (Amortized Cost $155,994)		155,994

Commercial Paper (6.7%)
Bank of Nova Scotia, 4.35% (b), 2/5/08	9,444	9,439
BASF AG, 4.42% (b), 2/15/08 (c)	10,000	9,983
Dexia Delaware LLC, 5.01% (b), 2/28/08	6,000	5,977
Emerson Electric Co., 3.90% (b), 2/1/08 (c)	4,000	4,000
Illinois Tool Works, Inc., 3.70% (b), 2/8/08	4,000	3,997
Prudential Funding LLC, 4.61% (b), 2/13/08	10,000	9,985

Total Commercial Paper (Amortized Cost $43,381)		43,381

Corporate Bonds (25.5%)
Agra Enterprises LLC, 3.40% (a), 9/1/34	3,250	3,250
American Honda Finance
5.16%(a), 9/11/08, MTN (c)	5,500	5,501
5.17%(a), 9/18/08, MTN (c)	2,000	2,002
Antsam Co. Macali’s Delux Super Markets, Inc., 3.67% (a), 7/1/22, LOC Banc One Capital Markets	2,620	2,620
ASIF Global Financing XXXII, 5.08% (a), 2/25/08 (c)	5,000	5,000
Burgess & Niple, 3.69% (a), 9/1/14, LOC National City Bank	2,635	2,635
Calvert Crossing Golf, 3.31% (a), 9/1/29	2,690	2,690
Caterpillar Financial Services Corp., Series F
3.80%, 2/8/08, MTN	5,000	4,998
3.70%, 8/15/08, MTN	5,000	4,956
Cheyne Finance LLC, 5.09% (a), MTN (d) (e)	5,000	5,000
Citigroup Global Markets, Inc., Series D, 5.19% (a), 3/7/08, MTN	7,000	6,999
Ellison Surface Technologies, Inc.
Series A
3.40%(a), 8/1/23	1,880	1,880
Series B
3.40%(a), 8/1/23	2,355	2,355
Series 2006
3.40%(a), 8/1/23	1,795	1,795
Fort Mitchell Station Partners Ltd., 3.40% (a), 2/1/22, LOC Fifth Third Bank	1,980	1,980
General Electric Capital Corp., Series A, 4.13%, 3/4/08, MTN	6,168	6,161
Harrier Finance Funding LLC, 4.87% (a), 2/19/08, MTN (c) (d)	20,000	20,000
Hartford Life Global Funding, 4.22% (a), 1/15/09, MTN	10,000	10,000
IBM Corp., 3.80%, 2/1/08, MTN	6,000	6,000
John E. Staten Properties, 3.69% (a), 10/1/21, LOC National City Bank	2,880	2,880
Merrill Lynch & Co.
3.32%(a), 5/27/08, MTN	5,000	4,996

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series B
3.13%, 7/15/08, MTN	$2,139	$2,118
Metropolitan Life Global Funding, 4.25% (a), 2/9/09 (c)	8,000	8,000
Morgan Stanley, 3.34% (a), 4/10/08	22,000	22,000
Newport Investment Co. LLC, 3.40% (a), 12/1/22	2,770	2,770
Premium Asset Trust 4-10, 4.40% (a), 12/15/09, Callable 2/15/08 @ 100 (c)	10,000	9,957
QC Reprographics, Inc., 3.40% (a), 2/1/21, LOC Firstar Bank	1,640	1,640
SGM Funding Corp.
3.40%(a), 7/1/16, LOC Firstar Bank	1,105	1,105
3.40%(a), 6/1/22, LOC Firstar Bank	3,105	3,105
Sharp Electronics, 3.40% (a), 12/1/12, LOC Fifth Third Bank	1,710	1,710
Wells Fargo & Co., 4.13%, 3/10/08	5,325	5,318
Wright Brothers, Inc., 3.40% (a), 11/1/12	1,570	1,570
YMCA of Greater Cleveland, Series 2000, 3.40% (a), 4/1/25	3,210	3,210

Total Corporate Bonds (Amortized Cost $166,201)		166,201

Repurchase Agreements (23.9%)
ABN Amro Bank NV, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $35,003, collateralized by $33,269, U.S. Government Securities, 4.85%-6.38%, 6/15/09-2/4/11, market value $35,701)	35,000	35,000
Bear Stearns & Co., 2.98%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $35,003, collateralized by $37,504 U.S. Government Securities, 5.50%-6.00%, 7/1/21-12/1/37, market value $35,702)	35,000	35,000
Deutsche Bank Securities, Inc., 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $34,205, collateralized by $35,000 U.S. Government Securities, 5.00%-7.00%, 5/1/32-12/1/37, market value $35,702)	35,000	35,000
Greenwich Partners LLC, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $35,003, collateralized by $34,205 U.S. Government Security, 4.88%, 2/17/09, market value $35,702)	35,000	35,000
UBS Warburg LLC, 2.95%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $15,601, collateralized by $66,944 U.S. Government Securities, 0.00%, 6/1/32-8/1/35, market value $15,915)	15,600	15,600

Total Repurchase Agreements (Amortized Cost $155,600)		155,600

Taxable Municipal Bonds (0.1%)
New York (0.1%)
State Housing Finance Agency Revenue, 3.27% (a), 5/15/31, FNMA	820	820
		820

Total Taxable Municipal Bonds (Amortized Cost $820)		820

U.S. Government Agency Securities (20.4%)
Federal Home Loan Bank
3.14%(b), 2/22/08	68,000	67,876
3.66%(a), 6/18/08	10,000	9,999
4.63%, 12/4/08, Callable 3/4/08 @ 100	50,000	50,000
3.11%(a), 8/5/09	5,000	5,001

Total U.S. Government Agency Securities (Amortized Cost $132,876)		132,876

Total Investments (Amortized Cost $654,872)(f) — 100.6%		654,872

Liabilities in excess of other assets — (0.6)%		(4,168)

NET ASSETS — 100.0%		$650,704

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

See notes to schedules of investments.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors.  The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Security is issued by a structured investment vehicle.

(e)

Rule 144A or other security which is restricted as to resale to institutional investors.  The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  Security is in default.  This security is currently in the process of being restructured.

	Acquisition	Acquisition	Principal		Percent of
Security	Date	Cost	Amount	Value	Net Assets
Cheyne Finance LLC, 5.09%, 11/5/07	10/24/06	$4,999	$5,000	$5,000	0.8%

(f)	Represents cost for financial reporting and federal income tax purposes.

FNMA	Insured by Federal National Mortgage Association

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Focused Growth Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (12.3%)
Deutsche Bank Financial LLC, 3.13% (a), 2/1/08	$978	$978

Total Commercial Paper (Amortized Cost $978)		978

Common Stocks (97.3%)
Apparel & Footwear (2.6%)
Coach, Inc. (b)	6,500	208
		208
Biotechnology (4.4%)
Gilead Sciences, Inc. (b)	7,715	352
		352
Casino Services (2.8%)
Las Vegas Sands Corp. (b)	2,500	219
		219
Chemicals (5.4%)
Monsanto Co.	3,800	427
		427
Computers & Peripherals (10.5%)
Apple Computer, Inc. (b)	2,605	353
EMC Corp. (b)	17,185	273
Research In Motion Ltd. (b)	2,200	206
		832
Engineering (2.5%)
ABB Ltd., ADR	8,000	200
		200
Financial Services (13.8%)
American Express Co.	4,200	207
CME Group, Inc.	780	483
Goldman Sachs Group, Inc.	1,600	321
IntercontinentalExchange, Inc. (b)	600	84
		1,095
Internet Business Services (6.5%)
Google, Inc., Class A (b)	630	355
Juniper Networks, Inc. (b)	5,880	160
		515
Medical Supplies (5.0%)
Stryker Corp.	5,900	395
		395
Oil & Gas Exploration-Production & Services (0.7%)
Petroleo Brasileiro S.A., ADR	500	56
		56
Oilfield Services & Equipment (6.2%)
National-Oilwell Varco, Inc. (b)	5,500	331
Schlumberger Ltd.	2,100	159
		490
Pharmaceuticals (8.9%)
Allergan, Inc.	4,400	295
Celgene Corp. (b)	4,600	258
Pharmion Corp. (b)	2,200	152
		705

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Drug Stores (4.8%)
CVS Caremark Corp.	9,800	$383
		383
Semiconductors (2.5%)
MEMC Electronic Materials, Inc. (b)	2,800	200
		200
Software & Computer Services (7.0%)
Adobe Systems, Inc. (b)	6,830	238
Cognizant Technology Solutions Corp., Class A (b)	10,000	279
VMware, Inc., Class A (b)	700	40
		557
Steel (3.3%)
Precision Castparts Corp.	2,300	262
		262
Telecommunications (4.0%)
America Movil S.A. de C.V., ADR	5,300	318
		318
Telecommunications-Services & Equipment (3.7%)
QUALCOMM, Inc.	7,000	297
		297
Transportation Services (1.2%)
Expeditors International of Washington, Inc.	2,000	95
		95
Wire & Cable Products (1.5%)
General Cable Corp. (b)	2,000	116
		116
Total Common Stocks (Cost $6,624)		7,722

Total Investments (Cost $7,602) — 109.6%		8,700

Liabilities in excess of other assets — (9.6)%		(763)

NET ASSETS — 100.0%		$7,937

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund For Income	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (67.4%)
Multi-family (20.0%)
Collateralized Mortgage Obligations (9.8%)
Government National Mortgage Assoc.
Series 1999-1, Class Z
6.50%, 1/20/29	$5,175	$5,476
Series 2003-108, Class BH
7.50%, 2/16/34	5,291	5,785
Series 2003-36, Class B
7.50%, 2/16/31	1,670	1,744
Series 2003-47, Class B
8.00%, 10/16/27	4,153	4,435
Series 2003-59, Class B
7.50%, 7/16/18	3,394	3,470
Series 2003-87, Class BH
7.50%, 8/16/32	7,370	8,057
		28,967
Pass-throughs (10.2%)
Government National Mortgage Assoc.
7.88%, 7/15/21 – 7/15/27	4,392	5,029
7.92%, 7/15/23	690	767
8.00%, 7/15/24 – 8/15/31	4,056	4,431
7.95%, 4/15/25	398	439
8.25%, 4/15/27 – 9/15/30	674	754
8.60%, 5/15/27	543	558
7.75%, 6/15/30 – 11/15/38	3,093	3,150
6.50%, 3/20/34 – 4/20/34	8,956	9,330
8.13%, 7/15/38 – 6/15/41	5,284	5,717
		30,175
		59,142
Single Family (47.4%)
Collateralized Mortgage Obligations (3.0%)
Government National Mortgage Assoc.
Series 1995-4, Class CQ
8.00%, 6/20/25	11	13
Series 1997-2, Class E
7.50%, 2/20/27	48	51
Series 1999-9, Class C
7.00%, 3/16/29	3,681	3,961
Series 2001-25, Class PE
7.00%, 5/20/31	4,629	4,774
		8,799
Pass-throughs (44.4%)
Government National Mortgage Assoc.
8.00%, 5/15/09 – 3/15/34	21,647	23,733
9.00%, 10/15/09 – 6/20/30	7,370	8,051
9.50%, 12/15/09 – 6/15/21	452	473
7.50%, 8/15/10 – 4/15/34	19,670	21,276
10.00%, 5/15/12 – 6/15/21	103	119
8.50%, 3/15/15 – 7/15/30	12,129	13,310
7.00%, 4/15/16 – 11/20/35	23,126	24,713
8.75%, 3/20/17	45	49
8.85%, 5/15/18 – 12/15/18	926	1,011
8.15%, 3/15/19 – 4/15/20	162	176
8.25%, 4/20/20 – 1/15/30	280	306
7.95%, 7/20/20	539	585
7.75%, 8/20/20 – 1/20/21	464	502
7.65%, 10/20/21 – 7/20/22	500	540
7.29%, 12/20/21 – 11/20/22	514	547
7.60%, 2/20/22	225	243
6.50%, 11/15/23 – 9/20/34	16,491	17,241
7.00%, 6/20/31(a)	3,211	3,427

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
6.50%, 6/15/32 – 8/15/32(a)	$5,322	$5,562
6.00%, 9/15/33	816	844
7.00%, 1/15/38 – 1/20/38(b)	8,000	8,430
		131,138
		139,937

Total Government National Mortgage Association (Cost $197,291)		199,079

U.S. Treasury Obligations (34.0%)
U.S. Treasury Bills, 2.67% (c), 3/20/08	14,800	14,751
U.S. Treasury Bonds, 11.25%, 2/15/15	28,000	41,866
U.S. Treasury Notes
13.25%, 5/15/14	20,000	22,767
11.75%, 11/15/14	18,000	20,976

Total U.S. Treasury Bills (Cost $98,508)		100,360

Money Market Funds (0.4%)
Federated U.S. Treasury Cash Reserve Fund, 3.11% (d)	1,114	1,114

Total Money Market Funds (Cost $1,114)		1,114

Total Investments (Cost $296,914) — 101.8%		300,553

Liabilities in excess of other assets — (1.8)%		(5,418)

NET ASSETS – 100.0%		$295,135

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Rate represents the effective yield at purchase.

(d)	Rate disclosed is the 1 day yield as of 01/31/2008.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	January 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (99.9%)
Federal Farm Credit Bank
3.20%(a), 2/12/08	$10,000	$9,990
5.01%(a), 2/25/08	50,000	49,833
3.81%(b), 3/19/08	25,000	24,999
5.02%(b), 3/28/08	50,000	50,000
3.86%(b), 6/18/08	5,000	5,000
2.70%(b), 7/23/08	50,000	50,000
4.72%(b), 8/1/08	39,395	39,393
4.41%(b), 10/6/08	15,000	14,998
3.16%(b), 10/27/08	25,000	24,998
3.78%(b), 2/23/09	50,000	50,000
3.50%(b), 2/24/09	50,000	49,987
		369,198
Federal Home Loan Bank
4.23%(a), 2/6/08	72,455	72,412
3.20%(a), 2/8/08	85,000	84,947
4.35%(a), 2/15/08	30,000	29,949
3.12%(a), 2/22/08	105,160	104,969
5.13%, 2/28/08	11,500	11,506
2.59%(b), 3/14/08	24,500	24,477
4.77%(b), 3/20/08	20,000	19,998
3.66%(b), 6/18/08	25,000	24,998
4.50%, 11/5/08, Callable 5/5/08 @ 100	10,000	10,000
4.63%, 12/4/08, Callable 3/4/08 @ 100	50,000	50,000
4.45%, 12/12/08, Callable 3/12/08 @ 100	10,000	10,000
3.60%(b), 12/17/08	25,000	24,981
4.20%, 1/7/09, Callable 4/7/08 @ 100	10,000	10,000
4.83%(b), 2/18/09, Callable 4/7/08 @100	20,000	20,000
3.11%(b), 8/5/09	15,000	15,003
		513,240

Total U.S. Government Agency Securities (Amortized Cost $882,438)		882,438

Total Investments (Amortized Cost $882,438)(c) — 99.9%		882,438

Other assets in excess of liabilities — 0.1%		1,280

NET ASSETS – 100.0%		$883,718

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	January 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (21.4%)
Abbey National Treasury Services, 4.87%, 2/12/08	$25,000	$25,000
Bank of Montreal Chicago, 5.05%, 2/27/08	18,000	18,000
Bank of Scotland PLC NY, 5.21%, 3/11/08	25,000	25,000
Canadian Imperial Bank of Commerce NY, 5.04%, 2/29/08	18,000	18,000
Comerica Bank, 4.01% (a), 3/17/08	20,000	19,999
Credit Suisse NY, 5.44%, 6/19/08	20,000	20,000
Deutsche Bank NY, 3.04%, 5/1/08	18,000	18,000
Landesbank Hessen-Thueringen Girozentrale, 5.30%, 3/13/08	25,000	25,001
Marshall & Ilsley Bank, 4.29% (a), 2/9/09	20,000	20,000
Natixis NY Branch, 5.10%, 2/12/08	25,000	25,000
PNC Bank NA, 3.46% (a), 2/23/09	18,000	17,989
Rabobank Nederland NV NY, 5.04%, 2/12/08	25,000	25,000
Royal Bank of Canada NY, 4.58% (a), 4/2/08	30,000	29,999
Royal Bank of Scotland NY, 4.30% (a), 7/11/08	30,000	30,000
Societe Generale NY, 4.69% (a), 7/3/08	47,000	47,000
Toronto Dominion Bank NY, 5.13%, 3/3/08	25,000	25,000
UBS AG Stamford CT, 5.05%, 3/13/08	25,000	25,000
Wilmington Trust Co., 4.97%, 3/17/08	10,000	10,000

Total Certificate of Deposit (Amortized Cost $423,988)		423,988

Commercial Paper (4.3%)
BASF AG, 4.42% (b), 2/15/08 (c)	25,000	24,957
Dexia Delaware LLC, 5.01% (b), 2/28/08	18,000	17,932
Emerson Electric Co., 3.90% (b), 2/1/08 (c)	10,855	10,855
Illinois Tool Works, Inc., 3.70% (b), 2/8/08	10,631	10,623
Marshall & Ilsley Corp., 4.30% (b), 2/4/08	20,000	19,993

Total Commercial Paper (Amortized Cost $84,360)		84,360

Corporate Bonds (17.0%)
ASIF Global Financing XXXII, 5.08% (a), 2/25/08 (c)	15,000	14,999
Caterpillar Financial Services Corp., Series F, 3.70%, 8/15/08, MTN	17,800	17,643
Cheyne Finance LLC, 5.09% (a), MTN (d)(e)	15,000	15,000
CIT Group, Inc., 5.05% (a), 2/21/08, MTN	30,000	30,001
Citigroup Global Markets, Inc., Series D, 5.19% (a), 3/7/08, MTN	20,000	19,998
Comerica Bank, 3.92% (a), 6/19/08	25,500	25,500
General Electric Capital Corp., Series A, 4.69% (a), 1/5/09, MTN	9,600	9,626
Harrier Finance Funding LLC, 4.87% (a), 2/19/08, MTN (c)(d)	15,000	15,000
Hartford Life Global Funding, 4.22% (a), 1/15/09, MTN	25,000	25,000
Metropolitan Life Global Funding, 4.25% (a), 2/9/09 (c)	20,000	20,000
Morgan Stanley, 3.34% (a), 4/10/08	82,000	82,000
Premium Asset Trust 4-10, 4.40% (a), 12/15/09, Callable 2/15/08 @ 100 (c)	25,000	24,893
SeaRiver Maritime, Inc., 4.60% (a), 10/1/11	29,000	29,000
Sprenger Enterprises, 3.56% (a), 10/1/35, LOC JP Morgan Securities	6,400	6,400
Tacoma Goodwill Industries, Series 2003, 3.35% (a), 2/1/23	400	400

Total Corporate Bonds (Amortized Cost $335,460)		335,460

Repurchase Agreements (23.3%)
ABN Amro Bank NV, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $72,006, collateralized by $73,121, U.S. Government Securities, 0.00%-5.20%, 6/13/08-3/5/19, market value $73,444)	72,000	72,000
Bear Stearns & Co., 2.98%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $72,006, collateralized by $84,376 U.S. Government Securities, 4.50%-7.50%, 9/1/15-1/1/38, market value $73,442)	72,000	72,000
Deutsche Bank Securities, Inc., 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $72,006, collateralized by $72,000 U.S. Government Securities, 5.00%-7.00%, 5/1/17-12/1/37, market value $73,400)	72,000	72,000

See notes to schedules of investments.

Security Description	Principal Amount	Value
Greenwich Partners LLC, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $80,007, collateralized by $78,180 U.S. Government Security, 4.88%, 2/17/09, market value $81,602)	$80,000	$80,000
UBS Warburg LLC, 2.95%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $164,513, collateralized by $201,689 U.S. Government Securities, 0.00%, 7/1/34-12/1/37, market value $167,795)	164,500	164,500

Total Repurchase Agreements (Amortized Cost $460,500)		460,500

Taxable Municipal Bonds (2.1%)
Georgia (1.1%)
Municipal Gas Authority, Gas Revenue, Series A, 3.29% (a), 2/1/15, LOC Wachovia Bank N.A., Bayerische Landesbank, Bank One Kentucky N.A.	10,155	10,155
Savannah College of Art & Design, Series 2004, 3.35% (a), 4/1/24, LOC Bank of America N.A.	11,300	11,300
		21,455
Pennsylvania (1.0%)
Pittsburgh & Allegheny County Sports & Exhibition Authority Commonwealth Revenue, Series B, 3.25% (a), 11/1/39, FSA, SPA PNC Bank N.A.	21,015	21,015
		21,015

Total Taxable Municipal Bonds (Amortized Cost $42,470)		42,470

U.S. Government Agency Securities (32.6%)
Federal Home Loan Bank
3.14%(b), 2/22/08	520,000	519,049
3.66%(a), 6/18/08	10,000	9,999
4.63%, 12/4/08, Callable 3/4/08 @ 100	100,000	100,000
3.11%(a), 8/5/09	15,000	15,003

Total U.S. Government Agency Securities (Amortized Cost $644,051)		644,051

Total Investments (Amortized Cost $1,990,829)(f) — 100.7%		1,990,829

Liabilities in excess of other assets — (0.7)%		(14,677)

NET ASSETS — 100.0%		$1,976,152

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Security is issued by a structured investment vehicle.

(e)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Security is in default. This security is currently in the process of being restructured.

	Acquisition	Acquisition	Principal		Percent of
Security	Date	Cost	Amount	Value	Net Assets
Cheyne Finance LLC, 5.09%, 11/5/07	10/24/06	$14,996	$15,000	$15,000	0.8%

(f)	Represents cost for financial reporting and federal income tax purposes.

FSA	Insured by Federal Security Assurance

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

See notes to schedules of investments.

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (0.9%)
Deutsche Bank Financial LLC, 3.13% (a), 2/1/08	$464	$459

Total Commercial Paper (Amortized Cost $464)		459

Convertible Corporate Bonds (76.6%)
Audio & Video Products (1.2%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 2/26/08 @ 100	525	611
		611
Banks (3.2%)
U.S. Bancorp, Convertible Subordinated Notes, 3.68% (b), 12/11/35, Continuously Callable @ 100	1,635	1,700
		1,700
Biotechnology (0.5%)
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13 (c)	300	271
		271
Brokerage Services (4.3%)
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes, 0.25%, 1/26/14, MTN	1,220	1,068
Lockheed Martin Corp., Convertible Subordinated Notes, 5.31% (b), 8/15/33, Callable 8/15/08 @ 100	410	613
Merrill Lynch & Co., Convertible Subordinated Notes, 0.00%, 3/13/32, Callable 3/13/08 @ 100	500	544
		2,225
Building-Residential & Commercial (2.5%)
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	610	1,334
		1,334
Casino Services (0.7%)
International Game Technology, Convertible Subordinated Notes, 2.60%, 12/15/36, Callable 12/20/09 @ 100	340	345
		345
Computers & Peripherals (3.6%)
EMC Corp., Convertible Subordinated Notes
1.75%, 12/1/13(c)	330	417
1.75%, 12/1/13	930	1,176
Hewlett-Packard Co., Convertible Subordinated Notes, 0.00%, 10/14/17, Callable 2/21/08 @ 74.14	395	316
		1,909
Entertainment (4.9%)
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21, Callable 4/15/08 @ 100	1,185	1,381
Walt Disney Co., Convertible Subordinated Notes, 2.13%, 4/15/23, Callable 4/15/08 @ 100	1,085	1,165
		2,546
Financial Services (3.0%)
Wells Fargo Co., Convertible Subordinated Notes, 4.66% (b), 5/1/33, Callable 5/5/08 @ 100	1,600	1,592
		1,592
Health Care (3.1%)
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13(c)	990	1,038
1.63%, 4/15/13	545	572
		1,610

See notes to schedules of investments.

Security Description	Principal Amount	Value
Internet Service Provider (1.7%)
Yahoo, Inc., Convertible Subordinated Notes, 0.00%, 4/1/08	$855	$900
		900
Manufacturing-Miscellaneous (0.5%)
3M Co., Convertible Subordinated Notes, 2.40% (b), 11/21/32, Callable 3/7/08 @ 84.20	333	287
		287
Mining (3.1%)
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17 (c)	1,160	1,617
		1,617
Oil & Gas Exploration-Production & Services (3.5%)
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	330	316
Transocean, Inc., Convertible Subordinated Notes
Series B
1.50%, 12/15/37, Callable 12/20/11 @ 100	800	841
Series C
1.50%, 12/15/37, Callable 12/20/12 @ 100	420	442
Series A
1.63%, 12/15/37, Callable 12/20/10 @ 100	210	222
		1,821
Oil Marketing & Refining (1.1%)
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12, Continuously Callable @ 100	185	564
		564
Oilfield Services & Equipment (7.0%)
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11@ 100	580	791
Halliburton Co., Convertible Subordinated Notes
3.13%, 7/15/23, Callable 7/15/08 @ 100(c)	190	336
3.13%, 7/15/23, Callable 7/15/08 @ 100	800	1,415
Schlumberger Ltd., Convertible Subordinated Notes
2.13%, 6/1/23, Callable 6/6/10 @ 100(c)	190	365
2.13%, 6/1/23, Callable 6/6/10 @ 100	400	768
		3,675
Pharmaceuticals (11.7%)
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 2/21/08 @ 68.71	1,047	910
Bristol-Myers Squibb, Convertible Subordinated Notes, 5.19% (b), 9/15/23, Callable 9/21/08 @ 100	1,345	1,340
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26, Callable 3/6/08 @ 100	1,000	1,031
Teva Pharmaceutical Financial, Convertible Subordinated Notes, 1.75%, 2/1/26, Callable 2/1/11 @ 100	860	989
Wyeth, Convertible Subordinated Notes, 3.58% (b), 1/15/24, Callable 7/20/09 @ 100	1,750	1,833
		6,103
Pipelines (1.2%)
Noram Energy, Convertible Subordinated Notes, 6.00%, 3/15/12, Continuously Callable @ 100	647	628
		628
Railroads (0.8%)
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21, Callable 10/30/08 @ 87.84	240	413
		413
Real Estate Investment Trusts (3.5%)
iStar Financial, Inc., Convertible Subordinated Notes, 5.23% (b), 10/1/12	190	167

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
ProLogis Trust, Convertible Subordinated Notes, 2.25%, 4/1/37, Callable 4/5/12 @ 100 (c)	$720	$700
Vornado Realty Trust, Convertible Subordinated Notes, 3.63%, 11/15/26, Callable 11/15/11 @ 100	1,015	940
		1,807
Retail-Specialty Stores (5.5%)
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22, Callable 2/6/08 @ 100	515	603
Lowes Cos., Inc., Convertible Subordinated Notes, 0.00%, 10/19/21, Callable 3/7/08 @ 86.97	1,025	1,002
TJX Cos., Inc., Convertible Subordinated Notes, 0.00%, 2/13/21, Callable 3/7/08 @ 77.02	1,165	1,249
		2,854
Semiconductors (3.4%)
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	1,795	1,786
		1,786
Telecommunications-Services & Equipment (5.1%)
Amdocs Ltd., Convertible Subordinated Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	1,135	1,142
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10, Callable 3/7/08 @ 100.58	1,535	1,504
		2,646
Transportation Services (1.5%)
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	773
		773

Total Convertible Corporate Bonds (Cost $37,743)		40,017

Convertible Preferred Stocks (22.3%)
Aerospace/Defense (1.4%)
Northrop Grumman Corp., Series B, 7.00%	5,100	740
		740
Banks (2.1%)
Bank of America Corp., Series L, 7.25%	240	269
Washington Mutual, Inc., Series R, 7.75%	210	242
Washington Mutual, Inc., 5.38%	14,700	587
		1,098
Energy (3.6%)
Chesapeake Energy Corp., 4.50%	12,400	1,299
Southern Union Co., 5.00%	11,500	566
		1,865
Financial Services (7.3%)
CIT Group, Inc., 7.75%	20,900	438
Citigroup, Inc., Series T, 6.50%	7,175	388
Fannie Mae, 5.38%	23	1,900
Newell Financial Trust I, 5.25%	23,700	1,084
		3,810
Insurance (2.3%)
MetLife, Inc., 6.38%	26,500	772
XL Capital Ltd., 7.00%	25,400	435
		1,207

See notes to schedules of investments.

Security Description	Shares	Value
Pharmaceuticals (0.6%)
Schering-Plough Corp., 6.00%	1,650	$316
		316
Real Estate Investment Trusts (2.1%)
HRPT Properties Trust, Series D, 6.50%	18,900	368
Simon Property Group, Inc., 6.00%	10,000	722
		1,090
Savings & Loans (2.9%)
New York Community Capital Trust V, 6.00%	18,700	926
Sovereign Capital Trust IV, 4.375%	16,000	590
		1,516

Total Convertible Preferred Stocks (Cost $12,289)		11,642

Total Investments (Cost $50,496) — 99.8%		52,118

Other assets in excess of liabilities — 0.2%		90

NET ASSETS — 100.0%		$52,208

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors.  The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

LLC	Limited Liability Co.

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (89.6%)
Alabama (1.0%)
Sheffield, Electric Revenue, 5.00%, 7/1/20, Callable 1/1/13 @ 100, AMBAC	$680	$723
		723
Arizona (10.0%)
Game & Fish Department & Commission Benificial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	280
4.00%, 7/1/12	540	560
4.50%, 7/1/15	200	211
Goodyear Public Improvement Corp. Municipal Facilities Revenue, Series A, 4.50%, 7/1/27, Callable 7/1/09 @ 100, MBIA	500	489
Maricopa County School District Number 69, Paradise Valley School Improvement, Project of 2005, Series B, GO, 4.25%, 7/1/08, FSA	1,600	1,615
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO
4.25%, 7/1/23, Callable 7/1/17 @ 100, AMBAC	1,000	967
5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	561
Pinal County Electrical District Number 2, Electric System Revenue,
4.50%, 12/1/33, Callable 12/1/17 @ 100, MBIA	250	239
Pinal County Unified School District Number 20, Maricopa School Improvement Project of 2006, Series B, GO, 4.50%, 7/1/26, Callable 7/1/17 @ 100, FSA	1,325	1,335
State Board of Regents University Systems Revenue, Series 2008A, 4.25%, 6/1/30, Callable 6/1/18 @ 100	1,000	955
		7,212
California (13.0%)
Apple Valley Public Financing Authority Lease Revenue, Town Hall Annex Project, Series A, 5.00%, 9/1/27, Callable 9/1/17 @ 100, AMBAC	1,000	1,033
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA	4,575	5,084
Folsom Public Financing Authority Special Tax Revenue, Series A, 5.00%, 9/1/32, Callable 9/1/17 @ 100, AMBAC	1,000	1,007
Winters Public Finance Authority, 4.75%, 9/1/37, Callable 9/1/17 @ 100, AMBAC	2,285	2,293
		9,417
Colorado (1.8%)
Fort Lewis College Board Trustees Enterprise Revenue, Series A, 4.75%, 10/1/28, Callable 10/1/17 @ 100, FGIC	1,335	1,318
		1,318
Connecticut (4.1%)
South Central Regional Water Authority, Water Systems Revenue, Series 22, 4.50%, 8/1/38, Callable 8/1/18 @ 100, FSA(a)	3,000	2,937
		2,937
Georgia (3.4%)
Atlanta Tax Allocation, 4.75%, 12/1/24, Callable 12/1/17 @ 100, Assured GTY	1,500	1,522
South Regional Joint Development Authority Revenue, Valdosta State University Parking & Health, 4.63%, 8/1/38, Callable 2/1/18 @ 100, XLCA	1,000	913
		2,435
Illinois (1.4%)
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 3/7/08 @ 100, MBIA	1,000	1,002
		1,002

See notes to schedules of investments.

Security Description	Principal Amount	Value
Indiana (2.1%)
Avon Community School Building Corp. Revenue, First Mortgage, 4.75%, 1/15/32, Callable 7/15/17 @ 100, AMBAC	$1,000	$1,005
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, FSA(b)	250	271
4.50%, 7/15/17, FSA	250	271
		1,547
Kansas (3.1%)
State Development Finance Authority Revenue, Athletic Facilities, University of Kansas, 5.00%, 6/1/20, Callable 6/1/14 @ 100	1,175	1,233
Topeka Public Building Commission Revenue, 10th & Jackson Projects, Series A, 4.38%, 6/1/30, Callable 6/1/18 @ 102, MBIA	1,000	971
		2,204
Maine (2.2%)
Westbrook, GO
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	770
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	787
		1,557
Massachusetts (5.7%)
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA(b)	2,655	2,930
State Health & Educational Facilities Authority Revenue, Emmanuel College, 5.00%, 7/1/10, MBIA	1,150	1,218
		4,148
Michigan (0.5%)
State Municipal Bond Authority Revenue, Local Government Loan Program, Series C, 4.50%, 5/1/31, Callable 5/1/17 @ 100, AMBAC	375	361
		361
Minnesota (4.3%)
Bemidji Health Care Facilities First Mortgage Revenue, North County Health Services, 5.00%, 9/1/17, Callable 9/1/16 @ 100	500	533
Chaska Electric Revenue, Generating Facilities, Series A
5.25%, 10/1/20, Callable 10/1/15 @ 100	1,000	1,068
5.00%, 10/1/30, Callable 10/1/15 @ 100	500	502
State Higher Educational Facilities Authority Revenue, University of St. Thomas, Series 5-Y, 5.00%, 10/1/24	1,000	1,021
		3,124
Missouri (1.9%)
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC	1,000	1,077
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	272
		1,349
New Jersey (1.2%)
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center
4.00%, 7/1/08	200	201
4.00%, 7/1/10	290	295
4.00%, 7/1/11	400	407
		903
New York (3.2%)
State Dormitory Authority Revenues Non-State Supported Debt, Health Quest Systems
Series A
5.00%, 7/1/30, Callable 7/1/17 @ 100, Assured Gty	250	257
Series B
5.13%, 7/1/37, Callable 7/1/17 @ 100, Assured Gty	1,000	1,029
State Dormitory Authority Revenues, Non State Supported Debt, University of Rochester, Series A
5.00%, 7/1/23, Prefunded 7/1/08 @ 101, MBIA	825	843
5.00%, 7/1/23, MBIA	175	178
		2,307

See notes to schedules of investments.

Security Description	Principal Amount	Value
North Carolina (1.1%)
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	$750	$822
		822
Ohio (17.0%)
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	2,068
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	2,250	2,111
Elyria City School District, Classroom Facilities & School Improvement, 5.00%, 12/1/35, Callable 6/1/17 @ 100, XLCA	1,000	1,012
Franklin County Development Revenue, American Chemical Society Project, 5.13%, 10/1/08	1,000	1,015
Hamilton County Sewer System Improvements, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	489
Harrison, GO
5.45%, 12/1/10, FGIC	150	162
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	274
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	1,500	1,712
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,100
State Higher Educational Facilities Revenue, Kenyon College Project, 5.00%, 7/1/41, Callable 7/1/16 @ 100	1,000	1,006
State Higher Educational Facilities Revenue, Mount Union College Project, 4.50%, 10/1/08	250	253
State Highway Capital Improvements, GO, Series F, 5.25%, 5/1/11	1,000	1,089
		12,291
Pennsylvania (4.1%)
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	272
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,151
Mountaintop Area Joint Sanitation Authority, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	273
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	115
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,143
		2,954
South Carolina (1.1%)
Greenwood Metropolitan District, Sewer System Revenue, 4.00%, 10/1/23, Callable 10/1/18 @ 100, FSA	250	242
University of South Carolina, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	539
		781
Texas (4.9%)
Harris County Hospital District Revenue, Series A, 5.25%, 2/15/37, Callable 2/15/17 @ 100, MBIA	1,000	1,028
Lampasas Independent School District, GO, 4.00%, 2/15/08, PSF-GTD	500	500
Muleshoe Independent School District, School Building, GO
5.00%, 2/15/31, Callable 3/7/08 @ 100, PSF-GTD	1,000	1,001
5.00%, 2/15/36, Callable 3/7/08 @ 100, PSF-GTD	1,000	1,001
		3,530
Washington (1.7%)
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,234
		1,234

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
West Virginia (0.8%)
State School Building Authority Revenue, Capital Improvements, Series A, 3.75%, 7/1/09, FGIC	$550	$561
		561

Total Municipal Bonds (Cost $62,386)		64,717

Investment Companies (6.5%)
BlackRock Liquidity Funds MuniFund, 2.90% (c)	1,000	1,000
Fidelity Institutional Tax Exempt Fund, 2.90%, 10/31/99(c)	3,682	3,682

Total Investment Companies (Cost $4,682)		4,682

Total Investments (Cost $67,068) — 96.1%		69,399

Other assets in excess of liabilities — 3.9%		2,788

NET ASSETS — 100.0%		$72,187

(a)	Security purchased on a “when-issued” basis.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate disclosed is the 1 day yield as of 01/31/2008.

AMBAC	Insured by American Municipal Bond Assurance Corp.

FGIC	Insured by Financial Guaranty Insurance Co.

FSA	Insured by Federal Security Assurance

GO	General Obligation

GTY	Guaranty

MBIA	Insured by Municipal Bond Insurance Organization

PSF-GTD	Public School Fund Guaranteed

XLCA	Insured by XL Capital Assurance

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.7%)
Certificate Participation (1.2%)
Public Facilities (Convention, Sport, Public Buildings) (1.2%)
Akron Certificates of Participation, Parking Facilities Project
4.00%, 12/1/16, AMBAC	$865	$892
4.25%, 12/1/23, Callable 12/1/17 @ 100, AMBAC	500	487
		1,379
		1,379
General Obligations (64.2%)
Business & Public Services (0.2%)
Mount Vernon Knox County Public Library District, 5.15%, 12/1/09, FGIC	220	232
		232
County, City & Special District (11.4%)
Cleveland, 5.75%, 8/1/12, MBIA	875	984
Columbus, Series A, 5.00%, 12/15/12	5,000	5,532
Erie County, 5.50%, 10/1/20, Prefunded 10/1/10 @ 100, FGIC	250	270
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	816
Summit County, Series R
5.50%, 12/1/13, FGIC	250	285
5.50%, 12/1/16, FGIC	535	624
5.50%, 12/1/17, FGIC	930	1,073
5.50%, 12/1/18, FGIC	1,095	1,266
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,425
Warren County Special Assesment, 6.55%, 12/1/14	590	668
		12,943
Public Facilities (Convention, Sport, Public Buildings) (1.6%)
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	698
Sycamore Township, 5.00%, 12/1/37, Callable 12/1/17 @ 100, XLCA	1,035	1,047
		1,745
Public Improvements (6.1%)
Akron
5.50%, 12/1/21, Callable 12/1/10 @ 101	510	558
4.50%, 12/1/28, Callable 12/1/17 @ 100, FSA	1,600	1,602
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,154
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,214
Westerville, Limited Tax, 4.50%, 12/1/27, Callable 12/1/17 @ 100, AMBAC	375	373
		6,901
Schools & Educational Services (43.3%)
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,193
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,440
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	551
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,291
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,404
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,806
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	960
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,407
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, FSA	355	360
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	561
Elyria City School District, Classroom Facilities & School Improvement, 5.00%, 12/1/35, Callable 6/1/17 @ 100, XLCA	1,000	1,012
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,189

See notes to schedules of investments.

Security Description	Principal Amount	Value
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	$1,200	$1,325
6.15%, 12/1/16, State Aid Withholding	600	723
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,634
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,750
Lima City School District
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,205
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	33
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	3,000	3,423
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,315
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	253
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	656
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	804
Minerva Local School District
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,417
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,537
Mount Healthy City School District, School Improvements
5.00%, 12/1/25, Callable 6/1/18 @ 100, FSA	1,000	1,068
5.00%, 12/1/31, Callable 6/1/18 @ 100, FSA	1,750	1,838
5.00%, 12/1/35, Callable 6/1/18 @ 100, FSA	1,500	1,569
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	986
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,637
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,640
Sidney City School District, 4.70%, 12/1/11, FGIC	200	216
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA(a)	2,065	2,315
Springfield City School District, 4.50%, 12/1/11, FGIC	500	537
Worthington City School District
6.00%, 12/1/10, FGIC	2,175	2,392
6.00%, 12/1/11, FGIC	2,255	2,543
		48,990
Transportation (1.0%)
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,127
		1,127
Utilities (Sewers, Telephone, Electric) (0.6%)
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	285	347
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 12/1/07 @ 102, MBIA	320	327
		674
		72,612
Revenue Bonds (31.3%)
Hospitals, Nursing Homes & Health Care (6.4%)
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/11	500	521
5.00%, 1/1/14	430	455
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C
5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,440
5.00%, 5/1/17, Callable 5/1/15 @ 100, FGIC	1,505	1,611
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,807
Lucas County Hospital Revenue, Promedica Healthcare Group, Series B, 5.00%, 11/15/10, AMBAC	1,290	1,355
		7,189

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Housing (5.0%)
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 3/10/08 @ 100, MBIA FHA	$725	$726
State Housing Finance Agency, Capital Fund Revenue, Series A
4.50%, 4/1/11, FSA	695	732
5.00%, 4/1/22, Callable 4/1/17 @ 100, FSA	1,000	1,055
5.00%, 4/1/27, Callable 4/1/17 @ 100, FSA	3,000	3,087
		5,600
Public Improvements (1.9%)
Dayton Special Obligation, EDR, 4.50%, 12/1/28, Callable 12/1/12 @ 100, FSA	1,500	1,492
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	656
		2,148
Schools & Educational Services (9.3%)
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	500	533
5.00%, 10/1/12, AMBAC	650	712
Cleveland State University General Receipts, 5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC	1,000	1,055
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,343
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	428
5.00%, 11/15/13	250	269
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	454
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	361
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	654
State Higher Educational Facility Revenue, John Carroll University Project, 5.00%, 4/1/26, Callable 4/1/16 @ 100	4,480	4,597
University of Cincinnati General Receipts Revenue, Series C, 3.50%, 6/1/18, FSA(b)	150	147
		10,553
Utilities (Sewers, Telephone, Electric) (5.4%)
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	317
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	2,068
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	4,000	3,753
		6,138
Utilities-Water (3.3%)
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,318
Avon Lake Water System Revenue
Series A
5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	454
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	481
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	709
5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	769
		3,731
		35,359

Total Municipal Bonds (Cost $103,319)		109,350

Investment Companies (1.7%)
Touchstone Ohio Money Market, 2.48% (c)	1,979	1,979

Total Investment Companies (Cost $1,979)		1,979

See notes to schedules of investments.

Total Investments (Cost $105,298) — 98.4%	111,329

Other assets in excess of liabilities — 1.6%	1,835

NET ASSETS — 100.0%	$113,164

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Rate disclosed is the 1 day yield as of 01/31/2008.

AMBAC	Insured by American Municipal Bond Assurance Corp.

EDR	Economic Development Revenue

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Federal Security Assurance

MBIA	Insured by Municipal Bond Insurance Association

XLCA	Insured by XL Capital Assurance

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	January 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (87.2%)
Louisiana (0.1%)
Calcasieu Parish Inc., Industrial Development Board Environmental Revenue, Citgo Petroleum Corp. Project, 1.87% (a), 12/1/24, LOC BNP Paribas, AMT	$500	$500
		500
Massachusetts (0.1%)
State Development Finance Agency Revenue, Harvard University, Series B-1, 1.60% (a), 7/15/36	300	300
		300
New York (0.1%)
New York, GO, Sub Series A-8, 1.78% (a), 8/1/17, LOC JP Morgan Chase Bank	400	400
		400
Ohio (86.7%)
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 2.21% (a), 11/1/34, LOC Bank One N.A.	10,765	10,765
Ashland Water Systems Improvement Notes, GO, 3.85%, 10/16/08	2,300	2,304
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 2.18% (a), 6/1/32, LOC Wachovia Bank N.A.	15,100	15,100
Avon, BAN, 4.10%, 3/3/08	665	665
Bowling Green, IDR, Lamson & Sessions Project, 2.30% (a), 8/1/09, LOC Harris Trust & Savings Bank, AMT	400	400
Butler County Revenue, Lakota Family YMCA, 2.17% (a), 5/1/27, LOC PNC Bank N.A.	2,100	2,100
Butler County, Airport Improvement, GO, BAN, 4.38%, 8/7/08, AMT	2,070	2,075
Butler County, Capital Funding Revenue CCAO Low Cost Capital, Series A, 2.22% (a), 6/1/35, LOC U.S. Bank N.A.	2,115	2,115
Butler County, GO, BAN, 4.25%, 8/7/08	3,463	3,472
Butler County, Health Care Facilities Revenue, Lifesphere Project, 2.23% (a), 5/1/30, LOC U.S. Bank N.A.	6,970	6,970
Butler County, Health Care Facilities Revenue, Refunding & Improvement, Lifesphere Project, 2.15% (a), 5/1/27, LOC U.S. Bank N.A.	2,900	2,900
Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, 2.23% (a), 9/1/37, LOC JP Morgan Chase Bank	7,900	7,900
Canal Winchester, Local School District, School Facilities Construction, GO, BAN, Series A, 4.20%, 11/25/08	1,430	1,439
Centerville Health Care Revenue, Bethany Lutheran Village Project, Series B, 2.16% (a), 11/1/40, LOC National City Bank	5,150	5,150
Clermont County, Health Care Facilities Revenue, S.E.M. Haven, Inc. Project, 2.82% (a), 11/1/25, LOC Fifth Third Bank	1,405	1,405
Cleveland Airport System Revenue, Series D, 2.21% (a), 1/1/27, LOC Westdeutsche Landesbank AG, AMT	3,300	3,300
Cleveland-Cuyahoga County, Port Authority Revenue, Carnegie/89th Garage Project, 2.20% (a), 1/1/37, LOC JP Morgan Chase Bank	12,000	12,000
Cleveland-Cuyahoga County, Port Authority Revenue, CBT Project, 2.31% (a), 6/1/31, LOC Charter One Bank N.A.	1,800	1,800
Clinton County, Airport Facilities Revenue, Wilmington Air Park, Inc., 2.18% (a), 6/1/11, LOC Wachovia Bank N.A.	6,650	6,650
Columbus Regional Airport Authority Revenue, Capital Funding, OASBO Program, Series A, 2.22% (a), 3/1/34, LOC U.S. Bank N.A.	1,860	1,860
Columbus, GO, Series 1, 2.08% (a), 6/1/16, SPA Westdeutsche Landesbank	1,600	1,600
Columbus-Franklin County, Finance Authority Revenue, Franklin Park Conservatory, 2.82% (a), 6/1/27, LOC Fifth Third Bank	7,100	7,100
Coshocton County, Health Care Facilities Revenue, Hartville Homes, Inc. Project, 2.45% (a), 9/1/20, LOC Bank One N.A.	2,020	2,020
Coshocton County, Memorial Hospital Project Revenue, 2.45% (a), 3/1/17, LOC Bank One Columbus N.A.	2,135	2,135
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 2.25% (a), 11/1/23, LOC Fifth Third Bank	2,200	2,200

See notes to schedules of investments.

Security Description	Principal Amount	Value
Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health Systems, 2.26% (a), 11/1/30, LOC National City Bank	$6,300	$6,300
Cuyahoga County, IDR, Horizon Activities Centers Project, 2.31% (a), 7/1/25, LOC U.S. Bank N.A.	855	855
Cuyahoga County, IDR, Progressive Plastics Project, 2.65% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	550	550
Cuyahoga County, IDR, Watt Printing Co. Project, 2.42% (a), 4/1/16, LOC National City Bank, AMT	1,260	1,260
Eastlake, IDR, Astro Model Development Project, 2.50% (a), 9/1/16, LOC National City Bank, AMT	905	905
Englewood, IDR, YMCA Dayton Project, Series A, 2.45% (a), 3/1/27, LOC Bank One N.A.	3,695	3,695
Erie County, Health Care Facilities Revenue, Series B, 2.25% (a), 10/1/21, LOC Bank One N.A.	3,830	3,830
Findlay, GO, Series C, 4.00%, 6/6/08	9,530	9,549
Forest Park, GO, BAN, 3.75%, 12/23/08	1,655	1,663
Franklin County, EDR, Columbus Electric Funded Project, 2.24% (a), 4/1/21, LOC Bank One N.A.	1,330	1,330
Franklin County, Health Care Facilities Revenue, 2.36% (a), 11/1/19, LOC National City Bank	1,685	1,685
Franklin County, Health Care Facilities Revenue, Friendship Village of Dublin, Series B, 2.12% (a), 11/1/34, LOC Lasalle National Bank N.A.	6,800	6,800
Franklin County, Hospital Revenue, Children’s Hospital Project, Series B, 2.27% (a), 12/1/14, SPA Bank One Columbus N.A.(b)	5,500	5,500
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 2.30% (a), 12/15/30, FNMA, AMT	1,450	1,450
Geauga County, Health Care Facilities Revenue, Montefiore Housing Corp. Project, 2.25% (a), 1/1/26, LOC Fifth Third Bank	5,065	5,065
Green Healthcare Revenue, Greater Akron-Canton Project, 2.36% (a), 7/1/19, LOC National City Bank	1,220	1,220
Grove City, Multifamily Revenue, Regency Arms Apartments, 2.29% (a), 6/15/30, FNMA, AMT	11,070	11,070
Hamilton County, EDR, Boys/Girls Club, Inc. Project, 2.20% (a), 12/1/28, LOC PNC Bank N.A.	2,300	2,300
Hamilton County, EDR, Samuel W. Bell Home Project, 2.24% (a), 4/1/22, LOC U.S. Bank N.A.	2,710	2,710
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 2.20% (a), 5/15/28, LOC JP Morgan Chase Bank	4,700	4,700
Hamilton, GO, BAN, 4.00%, 9/11/08	4,340	4,346
Hamilton, IDR, Sensus LLC Project, 2.89% (a), 7/1/14, LOC Fifth Third Bank, AMT	3,800	3,800
Hancock County, 4.25%, 11/8/08	1,500	1,509
Hardin-Nothern Local School District, School Construction, GO, BAN, 4.00%, 5/22/08	3,545	3,554
Hilliard, IDR, National Sign, 2.50% (a), 12/1/19, LOC Bank One N.A., AMT	1,860	1,860
Huron County, IDR, American Baler Project, 2.28% (a), 4/1/11, LOC Bank One Indianapolis, AMT	575	575
Lancaster Street Improvement, GO, BAN, 4.00%, 10/16/08	1,000	1,003
Leipsic, IDR, Patrick Products, Inc. Project, 2.50% (a), 6/1/11, LOC Bank One N.A., AMT	1,140	1,140
Licking County, Career & Technology Education Certificates, School Facilities Construction, GO, BAN, 4.50%, 9/10/08	1,100	1,105
Logan County, Wastewater, GO, BAN, Series A, 3.75%, 6/18/08	2,250	2,257
Lorain County, IDR, Malt Properties Ltd. Project, 2.36% (a), 4/1/34, LOC Bank One N.A., AMT	4,668	4,668
Lucas County, Facilities Improvement Revenue, Lourdes College of Sylvania, 2.82% (a), 3/1/28, LOC Fifth Third Bank	5,000	5,000
Lucas County, IDR, American Capital Properties, 2.37% (a), 10/1/18, LOC National City Bank, AMT	3,345	3,345
Marion, GO, BAN, Series A, 4.00%, 10/16/08	6,440	6,462
Marysville Exempted Village School District, GO, BAN, 4.27%, 5/22/08	695	699
Mason, IDR, Crane Plastics Co., 2.30% (a), 2/1/33, LOC U.S. Bank N.A., AMT	4,000	4,000
Mentor, GO, BAN, 4.25%, 3/14/08	2,925	2,927

See notes to schedules of investments.

Security Description	Principal Amount	Value
Montgomery County, Catholic Health Revenue, Series B, 2.18% (a), 12/1/25, SPA Bayerische Landesbank	$7,200	$7,200
Montgomery County, EDR, Benjamin & Marian Project, Series B, 2.31% (a), 8/1/16, LOC National City Bank	5,030	5,030
Montgomery County, IDR, Citywide Development Corp. Project, 2.50% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,240	1,240
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 2.16% (a), 4/1/38, FHLB	4,125	4,125
Muskingham Watershed Conservancy District, 2.82% (a), 5/1/23, LOC Fifth Third Bank	1,595	1,595
Muskingum County, GO, BAN, 4.00%, 9/25/08	650	657
North Royalton, Street Improvement, BAN, 5.00%, 2/28/08	449	450
Paulding County, Solid Waste Disposal Revenue, Lafarge Corp. Project, 1.91% (a), 8/1/26, LOC Bayerische Landesbank, AMT	700	700
Pepper Pike, GO, BAN, Series 2, 4.15%, 9/18/08	2,568	2,574
Perrysburg, GO, BAN, 4.00%, 8/7/08	1,238	1,239
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 2.45% (a), 12/1/22, LOC Bank One N.A.	3,280	3,280
Reading, IDR, General Tool Co. Project, 2.34% (a), 3/1/08, LOC Bank of Montreal & Provident Bank, AMT	595	595
Sharonville, Road Improvement, GO, BAN, 3.50%, 1/21/09	1,330	1,338
Solon, Fire Station, GO, BAN, 3.75%, 11/20/08	3,350	3,359
Solon, IDR, JTM Products, Inc. Project, 2.37% (a), 6/1/21, LOC National City Bank, AMT	2,695	2,695
St. Mary’s, City School District, GO, BAN, 3.75%, 6/10/08	3,660	3,669
Stark County, Sewer District, GO, BAN, Series 2007-2, 3.90%, 9/24/08	1,455	1,457
State Air Quality Development Authority Revenue, AK Steel, Series A, 2.22% (a), 6/1/24, LOC ABN AMRO Bank, AMT	9,000	9,000
State Building Authority, State Facilities Highway Safety Building, Series B, 5.00%, 10/1/08, MBIA	750	763
State Environmental Improvement Revenue, Newark Group Industrial Income Project, 2.26% (a), 12/1/26, LOC JP Morgan Chase Bank	3,050	3,050
State Higher Educational Facility Commission Revenue, Wilmington College, 2.45% (a), 10/1/11, LOC Fifth Third Bank	1,040	1,040
State Pollution Control Revenue, Air Project, 1.90% (a), 5/1/22, LOC BP Amoco	200	200
State Solid Waste Revenue, BP Exploration & Oil Project
1.87%(a), 2/1/33, AMT	900	900
1.87%(a), 8/1/34, AMT	2,720	2,720
1.87%(a), 8/1/34, AMT	400	400
1.87%(a), 8/1/34, AMT	300	300
State Solid Waste Revenue, BP Products North America
1.87%(a), 8/1/34, AMT	4,915	4,915
1.87%(a), 8/1/34, AMT	500	500
Series B, 1.87% (a), 8/1/34, AMT	1,130	1,130
State University, General Receipts, 2.78% (a), 12/1/21	4,000	4,000
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 2.30% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, First Energy General Corp., Series A, 1.90% (a), 5/15/19, LOC Barclays Bank PLC	1,880	1,880
State Water Development Authority, Pollution Control Facilities Revenue, First Energy Nuclear, Series C, 2.15% (a), 6/1/33, LOC Wachovia Bank N.A., AMT	15,000	15,000
Summit County Revenue, Neighborhood Development Corp., 2.36% (a), 6/1/24, LOC National City Bank	1,000	1,000
Summit County, IDR, Atlas Steel Project, 2.42% (a), 6/1/10, LOC National City Bank, AMT	1,100	1,100
Summit County, IDR, Delco Corp. Project, 2.47% (a), 6/1/16, LOC National City Bank, AMT	180	180
Summit County, IDR, Fiocca, Inc. Project, 2.34% (a), 6/1/16, LOC Fifth Third Bank, AMT (b)	1,310	1,310
Summit County, IDR, VMS Development Project, 2.42% (a), 7/1/18, LOC National City Bank, AMT (b)	1,885	1,885

See notes to schedules of investments.

Security Description	Principal Amount	Value
Trumbull County, IDR, 2.65% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	$1,550	$1,550
Union County, GO, BAN, 3.50%, 12/10/08	1,000	1,004
Washington County, Hospital Revenue, Marietta Area Health, 2.82% (a), 12/1/26, LOC Fifth Third Bank	3,305	3,305
Wayne County, Health Care Facilities Revenue, West View Manor Project, 2.25% (a), 9/1/21, LOC Fifth Third Bank	3,680	3,680
Westlake, IDR, Logan Westlake Project, 2.42% (a), 6/1/16, LOC Fifth Third Bank, AMT	1,050	1,050
Wood County, IDR, Jerl Machine Project, 2.89% (a), 9/1/16, LOC Fifth Third Bank, AMT	680	680
Woodlawn, EDR, Goodwill Industrial Project
2.24%(a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370
2.24%(a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
Woodlawn, IDR, Southland Properties LLC Project, 2.34% (a), 6/1/08, LOC Provident Bank & Bank of Montreal, AMT	255	255
		340,182
Texas (0.2%)
Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, Amoco Oil Co. Project, 1.80% (a), 6/1/30, AMT	800	800
		800

Total Municipal Bonds (Amortized Cost $342,182)		342,182

Commercial Paper (12.9%)
Brown-Forman Corp., 3.05% (c), 2/1/08	7,100	7,100
Goldman Sachs Group, Inc., 3.02% (c), 2/1/08	25,000	25,000
Pacific Life Insurance, 3.00% (c), 2/1/08	3,375	3,375
UBS Finance Delaware LLC, 3.02% (c), 2/1/08	15,000	15,000
		50,475

Total Commercial Paper (Amortized Cost $50,475)		50,475

Total Investments (Amortized Cost $392,657)(d) — 100.1%		392,657

Liabilities in excess of other assets — (0.1)%		(420)

NET ASSETS — 100.0%		$392,237

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(b)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate represents the effective yield at purchase.

(d)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FHLB	Insured by Federal Home Loan Bank

FNMA	Insured by Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

MBIA	Insured by Municipal Bond Insurance Association

See notes to schedules of investments.

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	January 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (29.5%)
Abbey National Treasury Services, 5.07%, 2/12/08	$25,000	$25,000
Bank of Montreal Chicago, 5.05%, 2/27/08	11,000	11,000
Bank of Scotland PLC NY, 5.21%, 3/11/08	15,000	15,000
Barclays Bank PLC NY, 4.93%, 2/28/08	22,000	22,000
Canadian Imperial Bank of Commerce NY
5.04%, 2/29/08	11,000	11,000
3.99%(a), 7/18/08	20,000	19,993
Comerica Bank, 4.01% (a), 3/17/08	15,000	15,000
Credit Suisse NY, 5.44%, 6/19/08	11,000	11,000
Deutsche Bank NY, 3.04%, 5/1/08	9,000	9,000
Landesbank Hessen-Thueringen Girozentrale, 5.30%, 3/13/08	15,000	15,000
Marshall & Ilsley Bank, 4.29% (a), 2/9/09	8,000	8,000
Natixis NY Branch, 5.10%, 2/12/08	15,000	15,000
PNC Bank NA, 3.46% (a), 2/23/09	9,000	8,995
Rabobank Nederland NV NY, 5.04%, 2/12/08	15,000	15,000
Royal Bank of Canada NY, 4.58% (a), 4/2/08	20,000	19,999
Royal Bank of Scotland NY, 4.30% (a), 7/11/08	20,000	20,000
Societe Generale NY, 4.69% (a), 7/3/08	28,000	28,000
UBS AG Stamford CT, 5.05%, 3/13/08	15,000	15,000
Wilmington Trust Co., 4.97%, 3/17/08	5,000	5,000

Total Certificate of Deposit (Amortized Cost $288,987)		288,987

Commercial Paper (8.5%)
BASF AG, 4.42% (b), 2/15/08 (c)	15,000	14,974
Dexia Delaware LLC, 5.01% (b), 2/28/08	11,000	10,959
Emerson Electric Co., 3.90% (b), 2/1/08 (c)	6,000	6,000
Illinois Tool Works, Inc., 3.70% (b), 2/8/08	6,000	5,996
Marshall & Ilsley Corp., 4.30% (b), 2/4/08	13,400	13,395
Prudential Funding LLC, 4.61% (b), 2/13/08	21,700	21,666
Societe Generale North America, Inc., 4.76% (b), 2/4/08	10,000	9,996

Total Commercial Paper (Amortized Cost $82,986)		82,986

Corporate Bonds (24.8%)
American Honda Finance Corp., 4.53% (a), 4/10/08, MTN (c)	10,000	9,999
Anchor Holdings II LLC, 3.24% (a), 4/15/26	6,100	6,100
ASIF Global Financing XXXII, 5.08% (a), 2/25/08 (c)	15,000	14,999
Atlas Metal Investment Corp., Series 2000, 3.69% (a), 10/1/20	2,080	2,080
Caterpillar Financial Services Corp., Series F
3.80%, 2/8/08, MTN	14,000	13,996
3.70%, 8/15/08, MTN	23,000	22,796
Cheyne Finance LLC, 5.09% (a), MTN (d)(e)	16,000	16,000
Citigroup Global Markets, Inc., Series D, 5.19% (a), 3/7/08, MTN	13,000	12,999
Clinic Investment LP, Series 2000, 3.69% (a), 6/1/15	9,960	9,960
Duncan Oil Co., 3.69% (a), 4/1/16, LOC National City Bank	3,329	3,329
Grasshopper Investments, 3.24% (a), 9/1/24, LOC US Bank N.A. (c)	3,580	3,580
Hartford Life Global Funding, 4.22% (a), 1/15/09, MTN	15,000	15,000
Illinois Great River, 3.56% (a), 4/1/34, LOC JP Morgan Chase Bank N.A.	2,345	2,345
J&K Investments of Ohio, 3.40% (a), 10/1/25, LOC Fifth Third Bank	2,025	2,025
Laurel Grocery Co. LLC, 3.40% (a), 12/1/14	1,645	1,645
Maruga, Series 1999a, 3.40% (a), 2/1/20, LOC Fifth Third Bank	3,825	3,825
Metal Forming & Coining, 3.69% (a), 7/1/18, LOC National City Bank	5,145	5,145
Metropolitan Life Global Funding, 4.25% (a), 2/9/09 (c)	12,000	12,000
Morgan Stanley, 3.34% (a), 4/10/08	44,000	44,000
Neltner Properties LLC, 3.40% (a), 12/1/19, LOC Firstar Bank N.A.	3,080	3,080
Premium Asset Trust 4-10, 4.40% (a), 12/15/09, Callable 2/15/08 @ 100 (c)	15,000	14,936
Richfield Technology Associates LLC, 3.40% (a), 4/1/20, LOC Firstar Bank N.A.	3,365	3,365
Rise, Inc., 3.42% (a), 11/1/22, LOC Wells Fargo Bank N.A.	260	260
Summit Country Day School, Series 2003, 3.40% (a), 11/1/09	5,075	5,075
Surgery Center Financial Corp., 3.69% (a), 4/1/20, LOC National City Bank	3,960	3,960

See notes to schedules of investments.

Security Description	Principal Amount	Value
The C.J. Krehbiel Co., 3.69% (a), 10/1/10, LOC National City Bank	$3,325	$3,325
Wise Plastics Technologies, Inc., Series 2006, 3.56% (a), 6/1/36	6,940	6,940

Total Corporate Bonds (Amortized Cost $242,764)		242,764

Repurchase Agreements (18.2%)
ABN Amro Bank NV, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $30,003, collateralized by $29,863, U.S. Government Security, 5.00%, 12/14/18, market value $30,600)	30,000	30,000
Bear Stearns & Co., 2.98%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $30,002, collateralized by $31,722 U.S. Government Securities, 5.50%-7.50%, 8/1/22-12/1/37, market value $30,602)	30,000	30,000
Deutsche Bank Securities, Inc., 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $30,003, collateralized by $30,000 U.S. Government Securities, 5.00%-7.41%, 1/1/29-1/15/38, market value $30,600)	30,000	30,000
Greenwich Partners LLC, 3.00%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $30,003, collateralized by $29,320 U.S. Government Security, 4.88%, 2/17/09, market value $30,603)	30,000	30,000
UBS Warburg LLC, 2.95%, 2/1/08 (Date of Agreement 1/31/08, Proceeds at maturity $58,705, collateralized by $132,098 U.S. Government Securities, 0.00%, 6/1/32-12/1/37, market value $59,877)	58,700	58,700

Total Repurchase Agreements (Amortized Cost $178,700)		178,700

Taxable Municipal Bonds (0.5%)
Florida (0.2%)
Osceola County Housing Finance Authority Revenue, 3.74% (a), 9/15/35, LOC JP Morgan Chase Bank	2,055	2,055
Kentucky (0.3%)
Walton Industrial Building Revenue, Clarion Manufacturing Corp. of America Project, 3.40% (a), 8/1/17, LOC Fifth Third Bank	3,170	3,170

Total Taxable Municipal Bonds (Amortized Cost $5,225)		5,225

U.S. Government Agency Securities (18.9%)
Federal Home Loan Bank
3.14%(b), 2/22/08	78,000	77,857
3.66%(a), 6/18/08	10,000	9,999
4.63%, 12/4/08, Callable 3/4/08 @ 100	90,000	90,000
3.11%(a), 8/5/09	7,000	7,002

Total U.S. Government Agency Securities (Amortized Cost $184,858)		184,858

Total Investments (Amortized Cost $983,520)(f) — 100.4%		983,520

Liabilities in excess of other assets — (0.4)%		(3,940)

NET ASSETS — 100.0%		$979,580

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors.  The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Security is issued by a structured investment vehicle.

See notes to schedules of investments.

(e)

Rule 144A or other security which is restricted as to resale to institutional investors.  The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  Security is in default.  This security is currently in the process of being restructured.

	Acquisition	Acquisition	Principal		Percent of
Security	Date	Cost	Amount	Value	Net Assets
Cheyne Finance LLC, 5.09%, 11/5/07	10/24/06	$15,995	$16,000	$16,000	1.6%

(f)	Represents cost for financial reporting and federal income tax purposes.

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (5.7%)
Deutsche Bank Financial LLC, 3.13% (a), 2/1/08	$13,410	$13,409
HSBC Finance Corp., 3.10% (a), 2/1/08	4,000	4,000

Total Commercial Paper (Amortized Cost $17,409)		17,409

Common Stocks (92.7%)
Automotive (1.1%)
Group 1 Automotive, Inc. (b)	128,000	3,384
		3,384
Automotive Parts (0.9%)
Commercial Vehicle Group, Inc. (c)	281,000	2,810
		2,810
Banks (2.1%)
Boston Private Financial Holdings, Inc. (b)	98,901	2,258
First Midwest Bancorp, Inc. (b)	65,000	2,028
Independent Bank Corp. (b)	75,000	2,178
		6,464
Brokerage Services (1.6%)
Investment Technology Group, Inc. (b)(c)	51,500	2,419
Wadell & Reed Financial, Inc., Class A (b)	70,000	2,323
		4,742
Brokerage Services (0.8%)
Lazard Ltd., Class A	58,000	2,292
		2,292
Building Materials (1.8%)
ABM Industries, Inc. (b)	183,300	3,798
Texas Industries, Inc. (b)	28,000	1,587
		5,385
Chemicals (2.8%)
A. Schulman, Inc.	148,176	3,021
Olin Corp. (b)	147,000	3,012
Rockwood Holdings, Inc. (c)	77,000	2,261
		8,294
Coal (1.0%)
Foundation Coal Holdings, Inc. (b)	59,500	3,112
		3,112
Commercial Services (0.8%)
Steiner Leisure Ltd. (c)	62,000	2,306
		2,306
Computers & Peripherals (1.3%)
Silicon Storage Technology, Inc. (c)	535,000	1,519
Xyratex Ltd. (b)(c)	137,500	2,482
		4,001
Consulting Services (0.8%)
Watson Wyatt Worldwide, Inc., Class A (b)	46,500	2,285
		2,285
Consumer Products (0.1%)
CSS Industries, Inc. (b)	11,000	321
		321

See notes to schedules of investments.

Security Description	Shares	Value
Electrical Equipment (0.7%)
Regal-Beloit Corp. (b)	58,000	$2,199
		2,199
Electronics (7.4%)
Advanced Energy Industries, Inc. (b)(c)	193,000	2,086
Analogic Corp.	48,500	2,864
Benchmark Electronics, Inc. (c)	142,000	2,521
CTS Corp.	230,000	2,438
Hubbell, Inc., Class B	60,590	2,889
Orbotech Ltd. (c)	243,000	4,165
Plexus Corp. (c)	119,500	2,700
TTM Technologies, Inc. (b)(c)	247,000	2,512
		22,175
Engineering (0.4%)
Michael Baker Corp. (c)	34,000	1,164
		1,164
Financial Services (0.6%)
Piper Jaffray Cos., Inc. (b)(c)	37,000	1,753
		1,753
Food Processing & Packaging (0.3%)
J & J Snack Foods Corp. (b)	35,977	900
		900
Health Care (0.7%)
Magellan Health Services, Inc. (b)(c)	51,000	2,231
		2,231
Insurance (7.4%)
Allied World Assurance Holdings Ltd.	44,000	2,096
Argo Group International Holdings Ltd. (c)	48,500	1,981
Aspen Insurance Holdings Ltd. (b)	128,000	3,612
Delphi Financial Group, Inc. (b)	66,537	2,088
Max Re Capital Ltd. (b)	131,000	3,719
Meadowbrook Insurance Group, Inc. (b)(c)	225,000	2,070
National Western Life Insurance Co., Class A	7,111	1,335
Safety Insurance Group, Inc.	43,000	1,678
Zenith National Insurance Corp. (b)	90,000	3,584
		22,163
Internet (2.2%)
EarthLink, Inc. (c)	528,000	3,596
Websense, Inc. (b)(c)	148,000	3,034
		6,630
Lasers-Systems & Components (1.3%)
Cymer, Inc. (b)(c)	44,000	1,189
Excel Technology, Inc. (c)	102,000	2,607
		3,796
Machine-Diversified (1.5%)
Gardner Denver, Inc. (c)	72,000	2,336
Nordson Corp.	42,000	2,095
		4,431
Machinery-Construction & Mining (0.7%)
Astec Industries, Inc. (b)(c)	68,000	2,099
		2,099
Manufacturing-Diversified (1.8%)
A.O. Smith Corp. (b)	80,000	2,800
Federal Signal Corp. (b)	233,000	2,700
		5,500

See notes to schedules of investments.

Security Description	Shares	Value
Manufacturing-Miscellaneous (4.3%)
AptarGroup, Inc. (b)	103,500	$3,904
Lancaster Colony Corp. (b)	110,000	3,834
Matthews International Corp. (b)	64,900	3,172
Portec Rail Products, Inc.	215,000	2,073
		12,983
Medical Equipment & Supplies (2.1%)
Datascope Corp.	41,000	1,329
Orthofix International N.V. (b)(c)	42,000	2,297
STERIS Corp. (b)	107,000	2,651
		6,277
Metal Fabrication (1.3%)
CIRCOR International, Inc.	18,265	775
Mueller Industries, Inc. (b)	112,000	3,136
		3,911
Oil & Gas Exploration-Production & Services (10.9%)
Bronco Drilling Co., Inc. (b)(c)	131,000	2,052
Callon Petroleum Co. (b)(c)	184,000	2,835
Cimarex Energy Co. (b)	178,000	7,264
Comstock Resources, Inc. (b)(c)	142,500	4,517
Grey Wolf, Inc. (c)	392,000	2,336
Mariner Energy, Inc. (b)(c)	141,000	3,534
Rosetta Resources, Inc. (b)(c)	175,000	3,068
St. Mary Land & Exploration Co.	114,436	4,032
Swift Energy Co. (b)(c)	76,000	3,279
		32,917
Oil Marketing & Refining (0.6%)
Holly Corp.	40,000	1,937
		1,937
Oilfield Services & Equipment (2.1%)
Cal Dive International, Inc. (b)(c)	170,000	1,612
Lufkin Industries, Inc. (b)	50,564	2,673
RPC, Inc. (b)	187,000	2,016
		6,301
Pharmaceuticals (1.2%)
Medicis Pharmaceutical Corp., Class A (b)	108,000	2,193
Perrigo Co. (b)	46,000	1,419
		3,612
Real Estate Investment Trusts (4.5%)
Annaly Capital Management, Inc.	186,000	3,668
Healthcare Realty Trust, Inc.	78,000	2,015
LaSalle Hotel Properties (b)	76,000	2,083
LTC Properties, Inc. (b)	84,000	2,188
MFA Mortgage Investments, Inc. (b)	366,000	3,733
		13,687
Recreational Vehicles (1.3%)
Monaco Coach Corp.	235,000	2,390
Winnebago Industries, Inc. (b)	71,000	1,495
		3,885
Restaurants (1.5%)
Bob Evans Farms, Inc.	38,000	1,130
CEC Entertainment, Inc. (b)(c)	101,000	2,356
Panera Bread Co., Class A (c)	29,000	1,096
		4,582

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Retail-Apparel/Shoe (1.0%)
Brown Shoe Co., Inc.	172,000	$2,958
		2,958
Retail-Specialty Stores (1.5%)
Cato Corp., Class A (b)	171,000	2,799
The Children’s Place Retail Stores, Inc. (b)(c)	86,000	1,595
		4,394
Schools & Educational Services (0.7%)
Universal Technical Institute, Inc. (b)(c)	148,000	2,202
		2,202
Semiconductors (6.6%)
ATMI, Inc. (c)	71,000	1,867
Brooks Automation, Inc. (b)(c)	194,000	2,384
Emulex Corp. (b)(c)	122,000	1,903
Fairchild Semiconductor International, Inc. (c)	293,000	3,589
Mattson Technology, Inc. (b)(c)	641,000	3,654
MKS Instruments, Inc. (c)	231,500	4,306
OmniVision Technologies, Inc. (b)(c)	155,000	2,195
		19,898
Software & Computer Services (3.2%)
CIBER, Inc. (c)	306,000	1,475
SI International, Inc. (b)(c)	111,000	3,034
SRA International, Inc., Class A (b)(c)	187,000	5,129
		9,638
Staffing (1.4%)
AMN Healthcare Services, Inc. (c)	192,000	2,999
MPS Group, Inc. (b)(c)	118,000	1,186
		4,185
Transportation Services (4.5%)
Arkansas Best Corp. (b)	106,000	3,264
Celadon Group, Inc. (c)	282,000	2,690
Genesee & Wyoming, Inc., Class A (b)(c)	171,000	4,670
Old Dominion Freight Line, Inc. (b)(c)	101,000	2,944
		13,568
Utilities-Electric (2.2%)
ALLETE, Inc. (b)	96,000	3,695
Black Hills Corp. (b)	72,000	2,789
		6,484
Utilities-Natural Gas (1.7%)
Energen Corp.	40,300	2,535
WGL Holdings, Inc. (b)	83,000	2,676
		5,211

Total Common Stocks (Cost $290,932)		279,067

Investment Companies (1.0%)
iShares Russell 2000 Value Index Fund (b)	45,000	3,047

Total Investment Companies (Cost $2,926)		3,047

Short-Term Securities Held as Collateral for Securities Lending (37.4%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$112,492	112,492

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $112,492)		112,492

See notes to schedules of investments.

Total Investments (Cost $423,759) — 136.8%	412,015

Liabilities in excess of other assets — (36.8)%	(110,943)

NET ASSETS — 100.0%	$301,072

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (6.7%)
Deutsche Bank Financial LLC, 3.13% (a), 2/1/08	$72,376	$72,370

Total Commercial Paper (Amortized Cost $72,370)		72,370

Common Stocks (92.0%)
Aerospace/Defense (1.4%)
Hexcel Corp. (b)(c)	696,148	15,197
		15,197
Automotive Parts (1.0%)
BorgWarner, Inc.	212,700	10,765
		10,765
Banks (2.6%)
City National Corp. (c)	186,402	10,603
Colonial BancGroup, Inc. (c)	1,144,865	17,974
		28,577
Beverages (1.1%)
Brown-Forman Corp., Class B (c)	198,550	12,505
		12,505
Building - Residential & Commercial (1.2%)
Granite Construction, Inc. (c)	332,827	12,671
		12,671
Casinos & Gaming (1.1%)
Melco PBL Entertainment (Macau) Ltd., ADR (b)(c)	1,011,783	12,243
		12,243
Chemicals (4.4%)
Celanese Corp., Series A	727,570	27,051
CF Industries Holdings, Inc.	98,600	10,543
Zoltek Cos., Inc. (b)(c)	284,290	10,377
		47,971
Coal (1.3%)
Peabody Energy Corp. (c)	252,070	13,617
		13,617
Computers & Peripherals (1.6%)
Network Appliance, Inc. (b)	283,825	6,590
Western Digital Corp. (b)	397,048	10,502
		17,092
Consulting Services (1.8%)
Watson Wyatt Worldwide, Inc., Class A (c)	409,541	20,129
		20,129
Electrical Equipment (1.1%)
American Superconductor Corp. (b)(c)	573,928	11,622
		11,622
Energy-Alternative Sources (1.1%)
SunPower Corp., Class A (b)(c)	71,000	4,905
Suntech Power Holdings Co., Ltd., ADR (b)(c)	132,230	7,237
		12,142
Engineering (1.6%)
Jacobs Engineering Group, Inc. (b)(c)	227,010	17,353
		17,353

See notes to schedules of investments.

Security Description	Shares	Value
Financial Services (2.4%)
Affiliated Managers Group, Inc. (b)(c)	89,878	$8,836
Ameriprise Financial, Inc.	310,440	17,170
		26,006
Food Processing & Packaging (3.8%)
H.J. Heinz Co.	395,300	16,824
McCormick & Co., Inc. (c)	445,000	15,005
Tyson Foods, Inc., Class A	644,520	9,185
		41,014
Health Care (1.5%)
Humana, Inc. (b)	205,520	16,503
		16,503
Heavy Machinery (1.1%)
NACCO Industries, Inc., Class A (c)	42,646	4,267
Terex Corp. (b)(c)	128,900	7,574
		11,841
Hotels & Motels (1.1%)
Orient-Express Hotels Ltd. (c)	229,834	11,894
		11,894
Insurance (3.3%)
Nationwide Financial Services, Inc.	253,339	11,190
Principal Financial Group (c)	411,300	24,518
		35,708
Iron/Steel (1.9%)
Commercial Metals Co. (c)	718,052	20,357
		20,357
Manufacturing-Miscellaneous (5.5%)
Harsco Corp.	337,945	19,236
ITT Industries, Inc. (c)	326,700	19,415
Textron, Inc.	169,653	9,509
Trinity Industries, Inc.	428,100	12,124
		60,284
Medical-Information Systems (2.0%)
Cerner Corp. (b)(c)	408,655	21,414
		21,414
Minerals (1.2%)
Teck Cominco Ltd., Class B (c)	413,373	13,492
		13,492
Mining (1.3%)
Agnico-Eagle Mines Ltd. (b)(c)	141,654	8,935
Kinross Gold Corp. (b)(c)	215,479	4,769
		13,704
Oil & Gas Exploration-Production & Services (5.8%)
Chesapeake Energy Corp. (c)	623,600	23,217
Denbury Resources, Inc. (b)	380,610	9,629
Nexen, Inc. (c)	591,200	16,861
Noble Corp. (c)	301,600	13,201
		62,908
Oil Marketing & Refining (0.7%)
Tesoro Corp.	184,100	7,189
		7,189
Pharmaceuticals (4.8%)
AmerisourceBergen Corp.	446,800	20,843
Pharmaceutical Product Development, Inc.	343,820	14,908

See notes to schedules of investments.

Security Description	Shares	Value
Watson Pharmaceuticals, Inc. (b)(c)	621,550	$16,229
		51,980
Pipelines (1.8%)
National Fuel Gas Co. (c)	444,950	19,182
		19,182
Publishing (0.6%)
Meredith Corp. (c)	135,600	6,372
		6,372
Real Estate Investment Trusts (4.3%)
HCP, Inc. (c)	443,410	13,484
ProLogis (c)	300,220	17,818
SL Green Realty Corp. (c)	169,385	15,721
		47,023
Restaurants (0.8%)
Chipotle Mexican Grill, Inc., Class B (b)(c)	93,055	8,917
		8,917
Retail-Department Stores (3.2%)
Kohl’s Corp. (b)	366,430	16,724
Nordstrom, Inc. (c)	475,795	18,508
		35,232
Retail-Discount (1.5%)
TJX Cos., Inc. (c)	503,147	15,879
		15,879
Semiconductors (3.7%)
Cypress Semiconductor Corp. (b)	230,896	4,907
Intersil Corp., Class A	488,645	11,253
Maxim Integrated Products, Inc.	486,115	9,557
MEMC Electronic Materials, Inc. (b)(c)	200,505	14,328
		40,045
Software (0.9%)
Quest Software, Inc. (b)(c)	677,976	10,136
		10,136
Steel (2.4%)
Cleveland-Cliffs, Inc.	157,886	16,079
Nucor Corp. (c)	181,634	10,499
		26,578
Telecommunications-Services & Equipment (2.5%)
CommScope, Inc. (b)(c)	219,200	9,722
Harris Corp.	314,653	17,208
		26,930
Transportation Services (0.8%)
J. B. Hunt Transport Services, Inc. (c)	288,070	8,959
		8,959
Utilities-Electric (4.1%)
MDU Resources Group, Inc. (c)	875,700	22,698
Wisconsin Energy Corp.	488,200	22,228
		44,926
Utilities-Natural Gas (3.3%)
Energen Corp.	301,200	18,945
Southern Union Co.	606,244	16,478
		35,423

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Utilities-Telecommunications (0.7%)
Windstream Corp. (c)	625,613	$7,263
		7,263
Utilities-Water (1.5%)
Aqua America, Inc. (c)	799,500	15,934
		15,934
Wire & Cable Products (2.2%)
Belden, Inc.	130,325	5,512
General Cable Corp. (b)(c)	314,769	18,260
		23,772

Total Common Stocks (Cost $979,643)		998,749

Investment Companies (2.4%)
iShares Russell Midcap Index Fund(c)	124,600	12,097
iShares S&P MidCap 400 Index Fund(c)	175,400	14,028

Total Investment Companies (Cost $27,101)		26,125

Short-Term Securities Held as Collateral for Securities Lending (37.0%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$402,133	402,133

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $402,133)		402,133

Total Investments (Cost $1,481,259) — 138.1%		1,499,377

Liabilities in excess of other assets — (38.1)%		(413,670)

NET ASSETS — 100.0%		$1,085,707

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (5.2%)
Deutsche Bank Financial LLC, 3.13% (a), 2/1/08	$3,148	$3,147

Total Commercial Paper (Amortized Cost $3,147)		3,147

Common Stocks (92.8%)
Advertising (0.1%)
Interpublic Group of Cos., Inc. (b)	2,200	20
Omnicom Group, Inc.	1,526	69
		89
Aerospace/Defense (2.5%)
B.F. Goodrich Co.	583	36
Boeing Co.	3,617	301
General Dynamics Corp.	1,878	159
Honeywell International, Inc.	3,485	206
Lockheed Martin Corp.	1,620	175
Northrop Grumman Corp.	1,579	125
Raytheon Co., Class B	2,004	130
Rockwell Collins, Inc.	760	48
United Technologies Corp.	4,613	339
		1,519
Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	3,000	132
		132
Airlines (0.1%)
Southwest Airlines Co.	3,426	40
		40
Aluminum (0.2%)
Alcoa, Inc.	3,958	131
		131
Apparel & Footwear (0.4%)
Coach, Inc. (b)	1,718	55
Jones Apparel Group, Inc.	398	7
Liz Claiborne, Inc.	464	10
Nike, Inc., Class B	1,792	111
Polo Ralph Lauren Corp.	275	16
VF Corp.	411	32
		231
Audio & Video Products (0.0%)
Harman International Industries, Inc.	282	13
		13
Automotive (0.4%)
AutoNation, Inc. (b)	644	10
Ford Motor Co. (b)	9,848	65
General Motors Corp.	2,641	75
PACCAR, Inc.	1,719	81
		231
Automotive Parts (0.2%)
Eaton Corp.	794	66
Genuine Parts Co.	784	34
		100
Banks (6.7%)
Bank of America Corp.	20,713	919
Bank of New York Mellon Corp.	5,314	248
BB & T Corp.	2,564	93

See notes to schedule of investments.

Security Description	Shares	Value
Comerica, Inc.	705	$31
Commerce Bancorp, Inc.	909	35
Fifth Third Bancorp	2,486	67
First Horizon National Corp.	590	13
Huntington Bancshares, Inc.	1,708	23
J.P. Morgan Chase & Co.	15,676	745
KeyCorp (c)	1,814	47
M&T Bank Corp.	349	32
Marshall & Ilsley Corp.	1,201	33
National City Corp.	2,957	53
Northern Trust Corp.	893	65
PNC Financial Services Group, Inc.	1,631	107
Regions Financial Corp.	3,244	82
State Street Corp.	1,802	148
SunTrust Banks, Inc.	1,630	112
Synovus Financial Corp.	1,533	20
U.S. Bancorp	8,058	274
Wachovia Corp.	9,219	359
Wells Fargo Co.	15,748	536
Zions Bancorporation	504	28
		4,070
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	3,425	159
Brown-Forman Corp., Class B	403	25
Coca Cola Enterprises, Inc.	1,336	31
Coca-Cola Co.	9,275	549
Constellation Brands, Inc., Class A (b)	905	19
Molson Coors Brewing Co.	638	28
Pepsi Bottling Group, Inc.	647	23
PepsiCo, Inc.	7,512	512
		1,346
Biotechnology (1.0%)
Amgen, Inc. (b)	5,076	237
Biogen Idec, Inc. (b)	1,369	83
Genzyme Corp. (b)	1,241	97
Gilead Sciences, Inc. (b)	4,344	198
		615
Brokerage Services (1.0%)
Applied Biosystems Group	785	25
Charles Schwab Corp.	4,372	98
Lehman Brothers Holdings, Inc.	2,474	159
Merrill Lynch & Co., Inc.	3,995	225
Thermo Fisher Scientific, Inc. (b)	1,969	101
Waters Corp. (b)	469	27
		635
Building Materials (0.2%)
Masco Corp.	1,721	39
Trane, Inc.	800	36
Vulcan Materials Co.	505	40
		115
Building-Residential & Commercial (0.1%)
Centex Corp.	567	16
D.R. Horton, Inc.	1,294	22
KB Home	359	10
		48
Casino Services (0.1%)
International Game Technology	1,472	63
		63
Chemicals (1.7%)
Air Products & Chemicals, Inc.	1,005	91

See notes to schedule of investments.

Security Description	Shares	Value
Ashland, Inc.	261	$12
Dow Chemical Co.	4,407	170
E.I. du Pont de Nemours and Co.	4,196	190
Eastman Chemical Co.	378	25
Hercules, Inc.	540	9
Monsanto Co.	2,552	287
PPG Industries, Inc.	764	51
Praxair, Inc.	1,474	119
Rohm & Haas Co.	585	31
Sigma-Aldrich Corp.	607	30
		1,015
Coal (0.2%)
Consol Energy, Inc.	847	62
Peabody Energy Corp.	1,236	67
		129
Commercial Services (0.3%)
Cintas Corp.	630	21
Convergys Corp. (b)	608	9
Ecolab, Inc.	815	39
Fidelity National Information Services, Inc.	797	34
Moody’s Corp.	1,001	35
Paychex, Inc.	1,556	51
		189
Computers & Peripherals (5.1%)
Apple Computer, Inc. (b)	4,086	553
Cisco Systems, Inc. (b)	28,314	694
Computer Sciences Corp. (b)	812	34
Dell, Inc. (b)	10,458	210
Electronic Data Systems Corp.	2,390	48
EMC Corp. (b)	9,792	156
Hewlett-Packard Co.	12,031	526
International Business Machines Corp.	6,431	690
Lexmark International Group, Inc. (b)	442	16
Network Appliance, Inc. (b)	1,606	37
SanDisk Corp. (b)	1,065	27
Sun Microsystems, Inc. (b)	3,867	68
Teradata Corp. (b)	845	20
Unisys Corp. (b)	1,623	7
		3,086
Consumer Products (0.5%)
Clorox Co.	646	40
Colgate-Palmolive Co.	2,379	183
Fortune Brands, Inc.	713	50
Newell Rubbermaid, Inc.	1,303	31
		304
Containers & Packaging (0.1%)
Ball Corp.	469	21
Bemis, Inc.	469	13
Pactiv Corp. (b)	609	17
Sealed Air Corp.	754	20
		71
Cosmetics & Toiletries (2.0%)
Avon Products, Inc.	2,002	70
Estee Lauder Cos., Class A	531	22
International Flavor & Fragance, Inc.	380	16
Kimberly-Clark Corp.	1,975	130
Procter & Gamble Co.	14,494	956
		1,194

See notes to schedule of investments.

Security Description	Shares	Value
Cruise Lines (0.2%)
Carnival Corp.	2,038	$91
		91
Data Processing (0.0%)
Total System Services, Inc.	741	17
		17
Distribution/Wholesale (0.2%)
Costco Wholesale Corp.	2,026	138
		138
E-Commerce & Services (0.2%)
Amazon.com, Inc. (b)	1,434	111
IAC/InterActiveCorp (b)	860	22
Monster Worldwide, Inc. (b)	597	17
		150
Electrical Equipment (0.4%)
Emerson Electric Co.	3,674	187
W.W. Grainger, Inc.	314	25
		212
Electronics (3.2%)
General Electric Co.	47,164	1,670
Johnson Controls, Inc.	2,771	98
L-3 Communications Holdings, Inc.	587	65
Millipore Corp. (b)	255	18
Molex, Inc.	661	16
PerkinElmer, Inc.	553	14
Tyco Electronics Ltd.	2,320	78
		1,959
Engineering (0.1%)
Fluor Corp.	413	50
		50
Engineering (0.1%)
Jacobs Engineering Group, Inc. (b)	564	43
		43
Entertainment (0.4%)
The Walt Disney Co.	8,883	266
		266
Environmental Control (0.1%)
Allied Waste Industries, Inc. (b)	1,351	13
Waste Management, Inc.	2,372	77
		90
Financial & Insurance (0.0%)
MBIA, Inc.	586	9
		9
Financial Services (4.6%)
Ambac Financial Group, Inc.	474	6
American Express Co.	5,458	269
Ameriprise Financial, Inc.	1,082	60
Bear Stearns Cos., Inc.	539	49
Capital One Financial Corp.	1,824	100
CIT Group, Inc.	885	25
Citigroup, Inc.	23,298	657
CME Group, Inc.	256	158
Countrywide Credit Industries, Inc.	2,701	19
Discover Financial Services	2,229	39
E*TRADE Financial Corp. (b)	1,978	10
Equifax, Inc.	615	23

See notes to schedule of investments.

Security Description	Shares	Value
Fannie Mae	4,565	$155
Federated Investors, Inc., Class B	404	17
Freddie Mac	3,087	94
Goldman Sachs Group, Inc.	1,856	373
H&R Block, Inc.	1,517	29
IntercontinentalExchange, Inc. (b)	325	45
Janus Capital Group, Inc.	716	19
Legg Mason, Inc.	627	45
Marsh & McLennan Cos., Inc.	2,427	67
Morgan Stanley	4,953	245
NYSE Euronext	1,237	97
SLM Corp.	1,932	42
T. Rowe Price Group, Inc.	1,232	62
Western Union Co.	3,504	79
		2,784
Food Distributors, Supermarkets & Wholesalers (0.4%)
Kroger Co.	3,179	81
Safeway, Inc.	2,065	64
SUPERVALU, Inc.	987	30
Sysco Corp.	2,838	82
		257
Food Processing & Packaging (1.1%)
Campbell Soup Co.	1,038	33
ConAgra, Inc.	2,274	49
Dean Foods Co.	614	17
General Mills, Inc.	1,576	86
H.J. Heinz Co.	1,479	63
Hershey Foods Corp.	784	28
Kellogg Co.	1,232	59
Kraft Foods, Inc., Class A	7,221	211
McCormick & Co., Inc.	596	20
Sara Lee Corp.	3,380	48
Tyson Foods, Inc., Class A	1,278	18
Wm. Wrigley Jr. Co.	1,017	59
		691
Forest Products & Paper (0.3%)
International Paper Co.	1,998	65
MeadWestvaco Corp.	862	24
Temple-Inland, Inc.	495	9
Weyerhaeuser Co.	978	66
		164
Health Care (1.1%)
Coventry Health Care, Inc. (b)	723	41
Humana, Inc. (b)	791	63
McKesson Corp.	1,351	85
Medtronic, Inc.	5,277	246
WellPoint, Inc. (b)	2,666	208
		643
Heavy Machinery (0.7%)
Caterpillar, Inc.	2,968	211
Deere & Co.	2,071	182
Terex Corp. (b)	479	28
		421
Home Builders (0.1%)
Lennar Corp., Class A	650	14
Pulte Homes, Inc.	992	16
		30

See notes to schedule of investments.

Security Description	Shares	Value
Hospitals (0.0%)
Tenet Healthcare Corp. (b)	2,213	$10
		10
Hotels & Motels (0.2%)
Marriott International, Inc., Class A	1,459	52
Starwood Hotels & Resorts Worldwide, Inc.	929	42
		94
Household Goods-Appliances, Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.	794	15
Whirlpool Corp.	361	31
		46
Insurance (4.2%)
ACE Ltd.	1,538	90
Aetna, Inc.	2,335	124
Aflac, Inc.	2,277	140
Allstate Corp.	2,663	131
American International Group, Inc.	11,836	653
Aon Corp.	1,370	60
Assurant, Inc.	446	29
Chubb Corp.	1,791	93
CIGNA Corp.	1,303	64
Cincinnati Financial Corp.	775	30
Genworth Financial, Inc., Class A	2,047	50
Hartford Financial Services Group, Inc.	1,465	118
Lincoln National Corp.	1,256	68
Loews Corp.	2,051	96
MetLife, Inc.	3,456	204
MGIC Investment Corp.	382	7
Principal Financial Group	1,221	73
Progressive Corp.	3,258	60
Prudential Financial, Inc.	2,119	179
Safeco Corp.	441	23
The Travelers Cos., Inc.	3,010	145
Torchmark Corp.	430	26
UnumProvident Corp.	1,684	38
XL Capital Ltd., Class A	832	37
		2,538
Internet Business Services (1.6%)
Akamai Technologies, Inc. (b)	775	23
eBay, Inc. (b)	5,306	143
Expedia, Inc. (b)	969	22
Google, Inc., Class A (b)	1,080	609
Juniper Networks, Inc. (b)	2,434	66
Symantec Corp. (b)	4,047	73
VeriSign, Inc. (b)	1,031	35
		971
Internet Service Provider (0.2%)
Yahoo!, Inc. (b)	6,237	120
		120
Investment Companies (0.2%)
American Capital Strategies Ltd.	895	31
Franklin Resources, Inc.	755	79
		110
Leisure & Recreation Products (0.0%)
Brunswick Corp.	410	8
		8

See notes to schedule of investments.

Security Description	Shares	Value
Lodging (0.0%)
Wyndham Worldwide Corp.	830	$20
		20
Machine-Diversified (0.2%)
Cummins Engine, Inc.	954	46
Dover Corp.	927	37
Rockwell Automation, Inc.	696	40
The Manitowoc Co., Inc.	606	23
		146
Manufacturing-Capital Goods (0.2%)
Cooper Industries Ltd.	840	38
Illinois Tool Works, Inc.	1,929	97
		135
Manufacturing-Diversified (0.4%)
Ingersoll-Rand Co. Ltd., Class A	1,271	50
Leucadia National Corp.	789	35
Parker Hannifin Corp.	785	53
Tyco International Ltd.	2,309	91
		229
Manufacturing-Miscellaneous (0.8%)
3M Co.	3,329	265
Danaher Corp.	1,181	88
ITT Industries, Inc.	846	51
Pall Corp.	572	21
Textron, Inc.	1,163	65
		490
Media (1.0%)
E.W. Scripps Co., Class A	418	17
News Corp., Class A	10,796	204
Time Warner, Inc.	16,869	265
Viacom, Inc., Class B (b)	3,063	119
		605
Medical Services (1.0%)
Express Scripts, Inc. (b)	1,176	79
Laboratory Corp. of America Holdings (b)	538	40
Medco Health Solutions, Inc. (b)	2,496	125
Quest Diagnostics, Inc.	732	36
UnitedHealth Group, Inc.	6,030	307
		587
Medical Supplies (1.3%)
Baxter International, Inc.	2,959	180
Becton Dickinson & Co.	1,138	98
Boston Scientific Corp. (b)	6,262	76
C.R. Bard, Inc.	476	46
Covidien Ltd.	2,324	104
Patterson Cos., Inc. (b)	653	21
St. Jude Medical, Inc. (b)	1,598	65
Stryker Corp.	1,111	74
Varian Medical Systems, Inc. (b)	584	30
Zimmer Holdings, Inc. (b)	1,095	86
		780
Medical-Information Systems (0.0%)
IMS Health, Inc.	905	22
		22
Mining (0.2%)
Newmont Mining Corp.	2,109	115
		115

See notes to schedule of investments.

Security Description	Shares	Value
Motorcycles (0.1%)
Harley-Davidson, Inc.	1,127	$46
		46
Newspapers (0.1%)
Gannett Co., Inc.	1,083	40
New York Times Co., Class A	671	11
		51
Office Equipment & Supplies (0.4%)
Avery Dennison Corp.	497	26
OfficeMax, Inc.	352	9
Pitney Bowes, Inc.	1,012	37
Staples, Inc.	3,300	79
Xerox Corp.	4,314	66
		217
Oil & Gas Exploration-Production & Services (2.0%)
Anadarko Petroleum Corp.	2,176	127
Apache Corp.	1,545	147
Chesapeake Energy Corp.	2,120	79
Devon Energy Corp.	2,077	177
ENSCO International, Inc.	676	35
EOG Resources, Inc.	1,148	100
Murphy Oil Corp.	878	65
Nabors Industries Ltd. (b)	1,322	36
Noble Corp.	1,251	55
Noble Energy, Inc.	801	58
Range Resources Corp.	696	36
Rowan Cos., Inc.	519	18
Transocean, Inc. (b)	1,484	182
XTO Energy, Inc.	2,257	117
		1,232
Oil Companies-Integrated (6.9%)
Chevron Corp.	9,854	833
ConocoPhillips	7,465	600
Exxon Mobil Corp.	25,498	2,203
Hess Corp.	1,297	118
Marathon Oil Corp.	3,315	155
Occidental Petroleum Corp.	3,867	262
		4,171
Oil Marketing & Refining (0.3%)
Sunoco, Inc.	549	34
Tesoro Corp.	639	25
Valero Energy Corp.	2,569	152
		211
Oilfield Services & Equipment (1.5%)
Baker Hughes, Inc.	1,485	97
BJ Services Co.	1,367	30
Halliburton Co.	4,112	136
National-Oilwell Varco, Inc. (b)	1,664	100
Schlumberger Ltd.	5,581	421
Smith International, Inc.	935	51
Weatherford International Ltd. (b)	1,574	97
		932
Paint, Varnishes & Enamels (0.0%)
Sherwin-Williams Co.	487	28
		28
Pharmaceuticals (6.3%)
Abbott Laboratories	7,212	406
Allergan, Inc.	1,433	96
AmerisourceBergen Corp.	784	37

See notes to schedules of investments.

Security Description	Shares	Value
Barr Pharmaceuticals, Inc. (b)	503	$26
Bristol-Myers Squibb Co.	9,233	214
Cardinal Health, Inc.	1,687	98
Celgene Corp. (b)	1,801	101
Eli Lilly & Co.	4,605	237
Forest Laboratories, Inc. (b)	1,455	58
Hospira, Inc. (b)	735	30
Johnson & Johnson	13,356	845
King Pharmaceuticals, Inc. (b)	1,141	12
Merck & Co., Inc.	10,158	470
Mylan Laboratories, Inc.	1,411	21
Pfizer, Inc.	31,874	745
Schering-Plough Corp.	7,559	148
Watson Pharmaceuticals, Inc. (b)	484	13
Wyeth	6,250	249
		3,806
Photography (0.0%)
Eastman Kodak Co.	1,344	27
		27
Pipelines (0.4%)
El Paso Corp.	3,269	54
Questar Corp.	806	41
Spectra Energy Corp.	2,951	67
Williams Cos., Inc.	2,770	89
		251
Primary Metal & Mineral Production (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B	1,782	159
Titanium Metals Corp.	409	9
		168
Publishing (0.2%)
McGraw-Hill Cos., Inc.	1,535	66
Meredith Corp.	177	8
R.R. Donnelley & Sons Co.	1,002	35
		109
Radio & Television (0.6%)
Clear Channel Communications, Inc.	2,445	75
Comcast Corp., Class A (b)	14,342	260
		335
Railroads (0.8%)
Burlington Northern/Santa Fe Corp.	1,391	121
CSX Corp.	1,962	95
Norfolk Southern Corp.	1,807	98
Union Pacific Corp.	1,226	153
		467
Real Estate Investment Trusts (1.0%)
Apartment Investment & Management Co., Class A	446	18
AvalonBay Communities, Inc.	368	35
Boston Properties, Inc.	557	51
Developers Diversified Realty Corp.	573	24
Equity Residential Properties Trust	1,265	47
General Growth Properties, Inc.	1,138	42
Host Hotels & Resorts, Inc.	2,438	41
Kimco Realty Corp.	1,179	42
Plum Creek Timber Co., Inc.	804	34
ProLogis	1,202	71
Public Storage, Inc.	581	45
Simon Property Group, Inc.	1,041	91
Vornado Realty Trust	625	56
		597

See notes to schedules of investments.

Security Description	Shares	Value
Real Estate Services (0.0%)
CB Richard Ellis Group, Inc., Class A (b)	924	$18
Forestar Real Estate Group, Inc. (b)	165	4
		22
Restaurants (0.8%)
Darden Restaurants, Inc.	662	19
McDonald’s Corp.	5,520	296
Starbucks Corp. (b)	3,409	64
Wendy’s International, Inc.	408	10
Yum! Brands, Inc.	2,374	81
		470
Retail (0.4%)
Target Corp.	3,877	215
		215
Retail-Apparel/Shoe (0.2%)
Abercrombie & Fitch Co., Class A	402	32
Gap, Inc.	2,174	41
Limited Brands, Inc.	1,450	28
		101
Retail-Department Stores (0.4%)
Dillard’s, Inc., Class A	267	5
J.C. Penney Co., Inc.	1,035	49
Kohl’s Corp. (b)	1,464	67
Macy’s, Inc.	2,021	56
Nordstrom, Inc.	877	34
Sears Holdings Corp. (b)	340	38
		249
Retail-Discount (1.1%)
Big Lots, Inc. (b)	422	7
Family Dollar Stores, Inc.	656	14
TJX Cos., Inc.	2,039	64
Wal-Mart Stores, Inc.	11,027	561
		646
Retail-Drug Stores (0.7%)
CVS Caremark Corp.	6,892	269
Walgreen Co.	4,628	163
		432
Retail-Food (0.0%)
Whole Foods Market, Inc.	650	26
		26
Retail-Specialty Stores (1.1%)
AutoZone, Inc. (b)	206	25
Bed Bath & Beyond, Inc. (b)	1,236	40
Best Buy Co., Inc.	1,638	80
Circuit City Stores, Inc.	787	4
GameStop Corp., Class A (b)	742	38
Lowe’s Cos., Inc.	6,826	180
Office Depot, Inc. (b)	1,274	19
RadioShack Corp.	612	11
The Home Depot, Inc.	7,876	242
Tiffany & Co.	633	25
		664
Rubber & Rubber Products (0.0%)
Goodyear Tire & Rubber Co. (b)	1,119	28
		28
Savings & Loans (0.2%)
Guaranty Financial Group, Inc. (b)	165	2

See notes to schedules of investments.

Security Description	Shares	Value
Hudson City Bancorp, Inc.	2,429	$40
Sovereign Bancorp, Inc.	1,682	21
Washington Mutual, Inc.	4,054	81
		144
Schools & Educational Services (0.1%)
Apollo Group, Inc. (b)	638	51
		51
Semiconductors (2.3%)
Advanced Micro Devices, Inc. (b)	2,817	22
Altera Corp.	1,567	26
Analog Devices, Inc.	1,416	40
Applied Materials, Inc.	6,431	115
Broadcom Corp., Class A (b)	2,196	49
Intel Corp.	27,287	578
JDS Uniphase Corp. (b)	1,024	11
KLA-Tencor Corp.	850	36
Linear Technology Corp.	1,043	29
LSI Logic Corp. (b)	3,294	17
MEMC Electronic Materials, Inc. (b)	1,069	76
Microchip Technology, Inc.	1,000	32
Micron Technology, Inc. (b)	3,549	25
National Semiconductor Corp.	1,097	20
Novellus Systems, Inc. (b)	542	13
NVIDIA Corp. (b)	2,593	64
QLogic Corp. (b)	639	9
Teradyne, Inc. (b)	810	9
Texas Instruments, Inc.	6,525	202
Xilinx, Inc.	1,372	30
		1,403
Software & Computer Services (3.6%)
Adobe Systems, Inc. (b)	2,678	94
Affiliated Computer Services, Inc., Class A (b)	469	23
Autodesk, Inc. (b)	1,078	44
Automatic Data Processing, Inc.	2,456	100
BMC Software, Inc. (b)	914	29
CA, Inc.	1,829	40
Citrix Systems, Inc. (b)	885	31
Cognizant Technology Solutions Corp., Class A (b)	1,355	38
Compuware Corp. (b)	1,336	11
Electronic Arts, Inc. (b)	1,470	70
Fiserv, Inc. (b)	768	39
Intuit, Inc. (b)	1,553	48
Microsoft Corp.	37,548	1,224
Novell, Inc. (b)	1,633	10
Oracle Corp. (b)	18,403	378
		2,179
Staffing (0.0%)
Robert Half International, Inc.	752	21
		21
Steel (0.4%)
Allegheny Technologies, Inc.	477	34
Nucor Corp.	1,344	78
Precision Castparts Corp.	645	73
United States Steel Corp.	551	56
		241
Telecommunications (0.1%)
Ciena Corp. (b)	401	11
Citizens Communications Co.	1,530	17
Qwest Communications International, Inc.	7,328	43
		71

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunications-Services & Equipment (1.3%)
Agilent Technologies, Inc. (b)	1,804	$61
American Tower Corp., Class A (b)	1,889	71
Corning, Inc.	7,354	177
Embarq Corp.	713	32
Jabil Circuit, Inc.	971	13
Motorola, Inc.	10,661	123
QUALCOMM, Inc.	7,637	324
Tellabs, Inc. (b)	2,050	14
		815
Television (0.3%)
CBS Corp., Class B	3,197	80
The DIRECTV Group, Inc. (b)	3,350	76
		156
Tobacco (1.3%)
Altria Group, Inc.	9,830	745
UST, Inc.	731	38
		783
Tobacco & Tobacco Products (0.1%)
Reynolds American, Inc.	798	50
		50
Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.	292	21
Snap-on, Inc.	269	13
Stanley Works	384	20
		54
Toys (0.1%)
Hasbro, Inc.	686	18
Mattel, Inc.	1,712	36
		54
Transportation Services (1.0%)
C.H. Robinson Worldwide, Inc.	792	44
Expeditors International of Washington, Inc.	995	47
FedEx Corp.	1,443	135
United Parcel Service, Inc., Class B	4,904	359
		585
Trucking & Leasing (0.0%)
Ryder Systems, Inc.	271	14
		14
Utilities-Electric (3.1%)
AES Corp. (b)	3,123	60
Allegheny Energy, Inc.	776	43
Ameren Corp.	971	43
American Electric Power Co.	1,867	80
CenterPoint Energy, Inc.	1,499	24
CMS Energy Corp.	1,050	16
Consolidated Edison Co. of New York, Inc.	1,267	55
Constellation Energy Group, Inc.	843	79
Dominion Resources, Inc.	2,729	117
DTE Energy Co.	764	33
Duke Energy Corp.	5,885	110
Dynegy, Inc., Class A (b)	2,314	16
Edison International	1,521	79
Entergy Corp.	907	98
Exelon Corp.	3,080	235
FirstEnergy Corp.	1,423	101
FPL Group, Inc.	1,900	123
Integrys Energy Group, Inc.	356	17
NiSource, Inc.	1,280	24

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Pepco Holdings, Inc.	935	$24
PG&E Corp.	1,652	68
Pinnacle West Capital Corp.	468	18
PPL Corp.	1,737	85
Progress Energy, Inc.	1,210	55
Public Service Enterprise Group	1,187	114
Southern Co.	3,544	129
TECO Energy, Inc.	983	16
Xcel Energy, Inc.	1,960	41
		1,903
Utilities-Natural Gas (0.1%)
NICOR, Inc.	211	9
Sempra Energy	1,220	68
		77
Utilities-Telecommunications (3.0%)
AT&T, Inc.	28,303	1,089
CenturyTel, Inc.	515	19
Sprint Nextel Corp.	13,273	140
Verizon Communications, Inc.	13,489	524
Windstream Corp.	2,227	26
		1,798

Total Common Stocks (Cost $20,792)		56,307

Investment Companies (1.2%)
SPDR Trust Series I	5,395	740

Total Investment Companies (Cost $764)		740

U.S. Treasury Bills (0.6%)
2.68%(a), 3/20/08(d)	$350	349

Total U.S. Treasury Bills (Cost $349)		349

Total Investments (Cost $25,052) — 99.8%		60,543

Other assets in excess of liabilities — 0.2%		146

NET ASSETS — 100.0%		$60,689

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	Investment in affiliate.

(d)	Serves as collateral for futures contracts.

LLC	Limited Liability Co.

Futures Contracts (6.8%)

Security Description	Number of Contracts	Value
S&P 500 Future, expiring March 20, 2008	12	$4,139

Total Futures Contracts (Cost $4,400)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	January 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (89.1%)
Alaska (0.5%)
Anchorage, GO, Series B, 5.25%, 7/1/08, MBIA	$2,000	$2,013
		2,013
Arizona (2.5%)
Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 3.75% (a), 9/1/24, AMT	10,400	10,400
		10,400
Colorado (4.2%)
Colorado Springs Utilities Revenue, Systems Sublien Improvement, Series A, 5.00%, 11/15/08	1,000	1,017
Commerce City, Northern Infrastructure General Improvement, GO, 2.32% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Denver City & County Airport Revenue, Series A, 5.50%, 11/15/08, FGIC, AMT	2,340	2,385
Health Facilities Authority Revenue, Catholic Health Initiatives, Series B, 2.18% (a), 12/1/20, LOC Bank One N.A.	9,400	9,400
		17,802
Delaware (0.7%)
State Economic Development Authority Revenue, YMCA Delaware Project, 2.19% (a), 5/1/36, LOC PNC Bank N.A.	3,000	3,000
		3,000
District of Columbia (1.4%)
State Enterprise Zone Revenue, American Immigration Association, 2.23% (a), 11/1/42, LOC Wachovia Bank N.A., AMT	3,500	3,500
State Revenue, The Field School, Inc. Project, Series A, 2.18% (a), 7/1/31, LOC Wachovia Bank N.A.	2,360	2,360
		5,860
Florida (2.7%)
Hillsborough County Industrial Development Authority Revenue, Tampa Metropolitan Area YMCA, Inc. Project, 2.17% (a), 3/1/25, LOC Bank of America N.A.	3,350	3,350
Miami Health Facilities Authority Revenue, Jewish Home & Hospital Project, 2.12% (a), 8/1/26, LOC Suntrust Bank	2,000	2,000
Miami-Dade County Aviation Revenue, Series A, 5.25%, 10/1/08, FGIC, AMT	1,000	1,014
Miami-Dade County Public Service Tax Revenue, UMSA Public Improvements, Series A, 4.00%, 4/1/08, XLCA	1,075	1,075
Orange County Industrial Development Authority Revenue, Lake Highland School, Inc., 2.15% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
Orlando Utilities Commission Water & Electrici Revenue, 5.90%, 10/1/08	1,400	1,423
Tampa Solid Waste Systems Revenue, Series A, 4.35%, 10/1/08, AMBAC	1,000	1,009
		11,321
Georgia (4.2%)
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center, Inc. Project, Series B, 2.12% (a), 8/1/19, LOC Suntrust Bank, Atlanta	860	860
De Kalb County Hospital Authority Revenue, Anticipation Certificates, De Kalb Medical Center Income Project, 2.12% (a), 9/1/35, LOC Suntrust Bank	1,760	1,760
Fulton County Development Authority Revenue, Holy Innocents School Project, 2.12% (a), 2/1/18, LOC Suntrust Bank	2,020	2,020
Fulton County Development Authority Revenue, Westminster Schools Income Project, 2.12% (a), 11/1/28, LOC Suntrust Bank	6,545	6,545
Greene County Development Authority Sewage Facilities Revenue, Carey Station WRF LLC Project, 2.25% (a), 9/1/24, LOC Wachovia Bank N.A., AMT	2,925	2,925

See notes to schedules of investments.

Security Description	Principal Amount	Value
Thomasville Hospital Authority Revenue, Anticipation Certificates, JD Archbold, 2.12% (a), 11/1/23, LOC Suntrust Bank	$3,800	$3,800
		17,910
Illinois (7.7%)
Development Finance Authority Revenue, Derby Industries, Inc. Project, 2.50% (a), 12/1/11, LOC Fifth Third Bank, AMT	1,000	1,000
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 2.50% (a), 7/15/23, LOC Bank One N.A., AMT (b)	3,110	3,110
Finance Authority Educational Facility Revenue, Erikson Institute Project, 2.15% (a), 11/1/37, LOC Lasalle Bank N.A.	2,500	2,500
Finance Authority Revenue, Search Development Center, Inc. Project, 2.20% (a), 12/1/37, LOC JP Morgan Chase Bank	7,760	7,760
Finance Authority Revenue, YMCA Metro Chicago Project, 2.20% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 2.15% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 2.50% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,970	1,970
Hanover Park, IDR, Spectra-Tech, Inc. Project, 2.60% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	875	875
International Port District Revenue, 2.84% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, 5.25%, 6/15/08, MBIA	1,000	1,006
West Chicago, IDR, Liquid Container Project, 2.17% (a), 3/1/15, LOC Bank of America N.A.	1,000	1,000
Yorkville, IDR, Wheaton & Co., Inc. Project, 2.50% (a), 4/1/16, LOC Bank One N.A., AMT (b)	1,400	1,400
		32,621
Indiana (5.4%)
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 2.50% (a), 10/1/17, LOC Bank One N.A., AMT	2,030	2,030
Fort Wayne, EDR, PHD, Inc. Project, 2.50% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,800	1,800
Greenwood, IDR, Jacks Investments LLC Project, 2.50% (a), 2/1/16, LOC Bank One Indianapolis, AMT (b)	1,000	1,000
Health Facilities Financing Authority Revenue, Crossroads Rehabilitation Center Project, 2.87% (a), 7/1/24, LOC Bank One N.A.	1,815	1,815
Noblesville, Rivers Edge Apartments Project, 2.45% (a), 7/1/22, LOC Bank One Indianapolis(b)	2,305	2,305
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 2.50% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	1,285	1,285
State Development Finance Authority Revenue, Educational Facilities, Eiteljorg Museum, 2.18% (a), 2/1/24, LOC Bank One N.A.	6,000	6,000
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 2.45% (a), 1/1/21, LOC Bank One Indiana N.A.	3,000	3,000
State Educational Facilities Authority Revenue, University of Evansville, Series B, 2.23% (a), 12/1/29, LOC Fifth Third Bank	3,740	3,740
		22,975
Iowa (1.6%)
Urbandale, IDR, Interstate Acres LP, 2.22% (a), 12/1/14, LOC Principal Mutual	6,000	6,000
West Des Moines Revenue, Woodgrain Millwork Income Project, 2.40% (a), 4/1/10, LOC Wells Fargo Bank N.A., AMT	865	865
		6,865
Kentucky (2.7%)
Covington, Industrial Building Revenue, St. Charles Center, Inc., 2.29% (a), 11/1/13, LOC U.S. Bank N.A.	1,595	1,595
Crestview Hill Industrial Building Revenue, Thomas Moore College Project, 2.29% (a), 11/1/26, LOC Fifth Third Bank	4,030	4,030
Dayton Industrial Building Revenue, Woodcraft Manufacturing Co., Inc. Project, 2.54% (a), 5/1/17, LOC Fifth Third Bank	400	400

See notes to schedules of investments.

Security Description	Principal Amount	Value
Kenton County Industrial Building Revenue, Baptist Convalescent Center, 2.68% (a), 7/1/18, LOC Fifth Third Bank	$2,000	$2,000
Lexington-Fayette Urban County Government Industrial Building Revenue, LTS Housing Corp., Inc. Project, 2.31% (a), 11/1/28, LOC National City Bank	2,830	2,830
Somerset, Industrial Building Revenue, Glen Oak Lumber & Mining, 2.50% (a), 4/1/11, LOC Bank One Milwaukee N.A., AMT (b)	675	675
		11,530
Michigan (8.5%)
Dearborn Economic Development Corp. Revenue, Henry Ford Village, 2.25% (a), 10/1/23, LOC Comerica Bank	7,700	7,700
Greater Detroit Resource Recovery Authority Revenue, Series A, 6.25%, 12/13/08, AMBAC	1,000	1,028
Jackson County Economic Development Corp., Melling Tool Co. Project, 2.35% (a), 8/1/18, LOC Comerica Bank, AMT	4,055	4,055
Plymouth-Canton Community School District, GO, 5.00%, 5/1/08, Q-SBLF	1,000	1,005
State Building Authority Revenue, Facilities Program, Series II, 5.00%, 10/15/08, MBIA	3,915	3,975
State Hospital Finance Authority Revenue, Southwestern Rehab, 2.21% (a), 6/1/35, LOC Fifth Third Bank	4,880	4,880
State Strategic Fund Limited Obligation Revenue, Livonia Tool, Inc. Project, 2.35% (a), 3/1/26, LOC Comerica Bank, AMT	4,000	4,000
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 2.50% (a), 3/1/19, LOC Bank One Michigan, AMT	1,000	1,000
State Strategic Fund Limited Obligation Revenue, Sacred Heart Rehab Center Project, 2.82% (a), 3/1/37, LOC Fifth Third Bank	8,230	8,230
		35,873
Minnesota (0.8%)
Buffalo, IDR, Ekon Powder Coating Project, 2.40% (a), 3/1/17, LOC Wells Fargo Bank N.A., AMT	1,255	1,255
New Brighton, IDR, Donatelle Holdings Project, 2.40% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,500	1,500
Red Wing Port Authority, IDR, D.L. Ricci Corp. Project, 2.40% (a), 10/1/20, LOC Wells Fargo Bank N.A., AMT	715	715
		3,470
Mississippi (2.7%)
Blue Mountain, IDR, Blue Mountain Production Co. Project, 2.60% (a), 10/1/08, LOC Harris Trust & Savings Bank, AMT	1,600	1,600
Business Financial Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project, 2.25% (a), 7/1/17, LOC JP Morgan Chase Bank, AMT	10,000	10,000
		11,600
Missouri (4.5%)
Kansas City, IDR, Century Avenue Association, 3.20% (a), 12/1/11, LOC Bank of America N.A., AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 2.17% (a), 5/15/31, FNMA	11,280	11,280
State Health & Educational Facilities Authority Health Facilities Revenue, Deaconess Long Term Care, Series B, 2.05% (a), 5/15/30, LOC JP Morgan Chase Bank	2,865	2,865
		19,045
Montana (0.9%)
State Board of Investment Ltd. Obligation, Gainey Foundation, 2.21% (a), 9/1/14, LOC Comerica Bank	3,775	3,775
		3,775
Nevada (0.4%)
Clark County School District, GO, Series B, 5.50%, 6/15/08, FGIC	1,500	1,518
		1,518

See notes to schedules of investments.

Security Description	Principal Amount	Value
New Hampshire (1.2%)
Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 2.18% (a), 6/15/15, LOC PNC Bank N.A.	$5,000	$5,000
		5,000
New Mexico (1.0%)
State Severance Tax Revenue, Series B, 4.00%, 7/1/08, FSA	4,300	4,305
		4,305
North Carolina (4.7%)
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 2.17% (a), 12/1/24, LOC Bank of America N.A.	1,480	1,480
Capital Facilities Finance Agency Student Revenue, Fayetteville University, 2.18% (a), 11/1/33, LOC Wachovia Bank N.A.	2,800	2,800
Educational Facilities Finance Agency Revenue, Johnson C. Smith University, 2.18% (a), 3/1/19, LOC Wachovia Bank N.A.	5,000	5,000
Medical Care Commission Health Care Facilities Revenue, First Mortgage Friends Homes, 2.20% (a), 9/1/33, LOC Bank of America N.A.	5,000	5,000
Wake County, GO, Series B, 2.12% (a), 3/1/24, SPA Bank of America N.A.	5,800	5,800
		20,080
Ohio (5.5%)
Cambridge Hospital Facilities Revenue, Regional Medical Center Project, 2.26% (a), 12/1/21, LOC National City Bank	1,700	1,700
Crestview Local School District, GO, BAN, 3.88%, 6/17/08	1,700	1,705
Franklin County Hospital Revenue, Doctors OhioHealth Corp., Series B, 2.07% (a), 12/1/28, LOC National City Bank	1,745	1,745
Mahoning County, GO, BAN, Series B, 4.35%, 5/26/08	7,015	7,034
Monroe Tax Increment Revenue, Corridor 75 Park Ltd. Project, 2.29% (a), 12/1/18, LOC National City Bank	2,000	2,000
Mount Healthy City School District, School Construction, GO, BAN, 4.25%, 4/3/08	5,000	5,004
Wapakoneta City School District, School Improvement, GO, BAN, 3.50%, 6/26/08	4,250	4,258
		23,446
Pennsylvania (8.8%)
Allegheny County Industrial Development Authority Revenue, Oakland Catholic High School, 2.17% (a), 6/1/38, LOC PNC Bank N.A.	2,125	2,125
Benzinger Township Hospital Authority, Elk Regional Health System, 2.17% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400
Economic Development Financing Authority Revenue, Philadelphia Area
Series J1
2.17%(a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Series J4
2.17%(a), 11/1/30, LOC PNC Bank N.A.	4,900	4,900
Huntingdon County General Authority College Revenue, Juniata College Project, Series A, 2.17% (a), 5/1/26, LOC PNC Bank N.A.	9,110	9,110
Luzerne County, IDR, YMCA Wilkes-Barre Project, 2.20% (a), 10/1/31, LOC PNC Bank N.A.	4,540	4,540
Moon Industrial Development Authority First Mortgage Revenue, Providence Point Project, 2.00% (a), 7/1/38, LOC Bank of Scotland	9,115	9,115
State Industrial Development Authority Revenue, Economic Development, 6.00%, 7/1/08, AMBAC	4,145	4,199
		37,089
South Carolina (3.5%)
Jobs Economic Development Authority Revenue, Sister of Charity Hospitals, 2.21% (a), 11/1/32, LOC Wachovia Bank N.A.	8,000	8,000
State Housing Finance & Development Authority Multifamily Revenue, Rental Housing, Charleston, Series A, 2.09% (a), 8/1/31, Freddie Mac	4,015	4,015
State Housing Finance & Development Authority Multifamily Revenue, Rental Housing, Rocky Creek, 2.23% (a), 1/1/48, LOC Wachovia Bank N.A., AMT	3,000	3,000
		15,015

See notes to schedules of investments.

Security Description	Principal Amount	Value
Tennessee (1.0%)
Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board Revenue, Blakeford Green Hills, 2.82% (a), 7/1/16, LOC Fifth Third Bank	$4,160	$4,160
		4,160
Texas (1.0%)
DeSoto Industrial Development Authority, IDR, National Service Industries, Inc. Project, 2.20% (a), 9/1/18, LOC Wachovia Bank N.A.	1,000	1,000
Ellis County, GO, 4.25%, 8/1/08, FGIC	1,210	1,218
North Central Health Facility Development Corp. Revenue, Health Resources System, Series B, 4.80%, 2/15/08, MBIA	1,905	1,906
		4,124
Utah (0.6%)
Emery County Pollution Control Revenue, Pacificorp Project, 2.20% (a), 7/1/15, LOC BNP Paribas	2,400	2,400
		2,400
Washington (2.5%)
Port of Seatle Revenue, Series D, 5.75%, 11/1/08, FGIC, AMT	1,985	2,026
Port Vancouver Revenue, United Grain Corp., Series 84B, 2.20% (a), 12/1/09, LOC Bank of America N.A.	4,885	4,885
State Housing Finance Commission Nonprofit Housing Revenue, Nikkei Concerns Project, 2.09% (a), 10/1/19, LOC U.S. Bank N.A.	3,510	3,510
		10,421
West Virginia (1.4%)
State, GO, 5.25%, 6/1/08, FGIC	1,145	1,156
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 2.17% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715
		5,871
Wisconsin (6.5%)
Evansville, IDR, Stoughton Trailers, Inc., 2.50% (a), 12/1/08, LOC Bank One Milwaukee N.A., AMT (b)	5,980	5,980
Fitchburg, IDR, 2.50% (a), 12/1/18, LOC Bank One Wisconsin, AMT	1,460	1,460
Fort Atkinson, IDR, Lorman Iron & Metal, 2.65% (a), 12/1/11, LOC Bank One N.A., AMT	625	625
Howard-Suamico School District, Tax & Revenue Anticipation Promissory Notes, 3.25%, 8/25/08	2,700	2,701
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 2.50% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000
Marinette School District, Tax & Revenue Anticipation Promissory Notes, 3.60%, 10/24/08	5,000	5,004
New Richmond School District, Tax & Revenue Anticipation Promissory Notes, 3.47%, 9/30/08	3,100	3,101
Ripon School District, Tax & Revenue Anticipation Promissory Notes, 3.63%, 9/30/08	1,850	1,850
Rolling, IDR, Kretz Lumberg, Inc. Project, 2.50% (a), 11/1/11, LOC Bank One Wisconsin, AMT	2,200	2,200
State Transportation Revenue, Series 2, 5.00%, 7/1/08, AMBAC	2,380	2,392
Woodruff & Arbor Vitae School District Number 1, GO, Tax & Revenue Anticipation Promissory Notes, 3.62%, 8/27/08	1,250	1,250
		27,563

Total Municipal Bonds (Amortized Cost $377,052)		377,052

Commercial Paper (5.9%)
Goldman Sachs Group, Inc., 3.02% (c), 2/1/08	15,000	15,000
Pacific Life Insurance, 3.00% (c), 2/1/08	10,000	10,000

Total Commercial Paper (Amortized Cost $25,000)		25,000

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Tax Exempt Commercial Paper (3.7%)
Illinois (1.0%)
Educational Facilities TECP, 3.40%, 3/12/08	$4,000	$4,000
		4,000
Tennessee (2.7%)
State TECP, 3.40%, 3/10/08	11,500	11,500
		11,500

Total Tax Exempt Commercial Paper (Amortized Cost $15,500)		15,500

Investment Companies (1.0%)
AIM Tax Free Money Market Fund(e), 2.48%	4,345,450	4,345

Total Investment Companies (Amortized Cost $4,345)		4,345

Total Investments (Amortized Cost $421,897)(d) — 99.7%		421,897

Other assets in excess of liabilities — 0.3%		1,172

NET ASSETS — 100.0%		$423,069

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2008.

(b)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate represents the effective yield at purchase.

(d)	Represents cost for financial reporting and federal income tax purposes.

(e)	Rate disclosed is the 1 day yield as of 01/31/2008.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FGIC	Insured by Financial Guaranty Insurance Co.

FNMA	Insured by Federal National Mortgage Association

FSA	Insured by Federal Security Assurance

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

MBIA	Insured by Municipal Bond Insurance Association

SPA	Standby Purchase Agreement

TECP	Tax-Exempt Commercial Paper

XLCA	Insured by XL Capital Assurance

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Aerospace/Defense (2.4%)
Northrop Grumman Corp.	59,000	$4,682
		4,682
Aluminum (0.9%)
Alcoa, Inc.	55,500	1,837
		1,837
Automotive (1.4%)
General Motors Corp.	100,000	2,831
		2,831
Banks (8.6%)
Bank of America Corp.	114,000	5,056
BB & T Corp.	31,000	1,125
Fifth Third Bancorp (a)	87,000	2,358
J.P. Morgan Chase & Co.	48,000	2,282
Wachovia Corp.	49,000	1,908
Wells Fargo Co. (a)	123,000	4,183
		16,912
Chemicals (1.0%)
Celanese Corp., Series A	53,000	1,971
		1,971
Computers & Peripherals (1.3%)
Dell, Inc. (b)	128,000	2,565
		2,565
Consumer Products (0.9%)
Fortune Brands, Inc. (a)	26,000	1,818
		1,818
Electronics (4.9%)
General Electric Co.	191,000	6,764
Hubbell, Inc., Class B	59,000	2,813
		9,577
Engineering (1.5%)
KBR, Inc. (b)	94,000	2,970
		2,970
Financial Services (2.2%)
Citigroup, Inc.	100,000	2,822
Fannie Mae	43,000	1,456
		4,278
Food Processing & Packaging (1.6%)
Kraft Foods, Inc., Class A	70,000	2,048
Tyson Foods, Inc., Class A	79,000	1,126
		3,174
Heavy Machinery (1.1%)
Caterpillar, Inc.	29,000	2,063
		2,063
Home Builders (0.7%)
Pulte Homes, Inc. (a)	88,000	1,438
		1,438
Insurance (6.7%)
American International Group, Inc.	90,000	4,965
Aon Corp.	93,000	4,047
Arch Capital Group Ltd. (a)(b)	30,000	2,114

See notes to schedules of investments.

Security Description	Shares	Value
Progressive Corp. (a)	115,000	$2,134
		13,260
Internet Business Services (1.0%)
Symantec Corp. (b)	113,000	2,026
		2,026
Lodging (1.0%)
Wyndham Worldwide Corp.	84,000	1,979
		1,979
Manufacturing-Diversified (1.4%)
Tyco International Ltd.	68,000	2,677
		2,677
Manufacturing-Miscellaneous (0.8%)
Trinity Industries, Inc.	56,000	1,586
		1,586
Media (0.9%)
Time Warner, Inc. (a)	112,000	1,763
		1,763
Medical Supplies (2.5%)
Covidien Ltd.	110,000	4,909
		4,909
Minerals (1.6%)
BHP Billiton Ltd., ADR (a)	35,000	2,365
Teck Cominco Ltd., Class B (a)	25,000	816
		3,181
Mining (3.7%)
Barrick Gold Corp.	49,000	2,523
Newmont Mining Corp.	86,000	4,673
		7,196
Oil & Gas Exploration-Production & Services (9.7%)
Apache Corp. (a)	17,000	1,622
Chesapeake Energy Corp. (a)	148,000	5,510
Devon Energy Corp.	35,000	2,974
Noble Corp.	41,000	1,795
SandRidge Energy, Inc. (a)(b)	44,000	1,339
Transocean, Inc. (a)(b)	20,455	2,508
XTO Energy, Inc.	64,000	3,324
		19,072
Oil Companies-Integrated (10.4%)
BP PLC, ADR (a)	94,000	5,993
ConocoPhillips (a)	41,000	3,293
Exxon Mobil Corp.	84,000	7,258
Hess Corp.	22,000	1,998
Occidental Petroleum Corp.	28,000	1,900
		20,442
Oil Marketing & Refining (0.5%)
Valero Energy Corp.	17,000	1,006
		1,006
Oilfield Services & Equipment (2.5%)
Grant Prideco, Inc. (b)	27,000	1,344
Halliburton Co.	110,000	3,649
		4,993
Pharmaceuticals (9.1%)
AmerisourceBergen Corp.	44,000	2,052
Eli Lilly & Co. (a)	54,000	2,782

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Johnson & Johnson	118,000	$7,465
Pfizer, Inc.	241,000	5,637
		17,936
Railroads (0.6%)
Norfolk Southern Corp. (a)	21,000	1,142
		1,142
Restaurants (0.9%)
McDonald’s Corp.	31,000	1,660
		1,660
Retail-Department Stores (1.5%)
Kohl’s Corp. (b)	63,000	2,875
		2,875
Retail-Specialty Stores (1.3%)
The Home Depot, Inc. (a)	85,000	2,607
		2,607
Semiconductors (0.6%)
Applied Materials, Inc. (a)	63,000	1,129
		1,129
Software & Computer Services (3.2%)
Broadridge Financial Solutions, Inc.	140,000	3,032
Microsoft Corp.	98,000	3,195
		6,227
Steel (1.0%)
Cleveland-Cliffs, Inc.	20,000	2,037
		2,037
Tobacco (1.3%)
Altria Group, Inc.	34,000	2,578
		2,578
Utilities-Electric (3.5%)
Dominion Resources, Inc.	49,000	2,107
Duke Energy Corp.	101,000	1,885
Southern Co.	81,000	2,944
		6,936
Utilities-Telecommunications (3.8%)
AT&T, Inc.	142,000	5,465
Sprint Nextel Corp. (a)	192,000	2,022
		7,487
Wire & Cable Products (1.3%)
Belden, Inc. (a)	60,000	2,538
		2,538

Total Common Stocks (Cost $189,267)		195,358

Short-Term Securities Held as Collateral for Securities Lending (18.6%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$36,646	36,646

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $36,646)		36,646

See notes to schedules of investments.

Total Investments (Cost $225,913) — 117.9%	232,004

Liabilities in excess of other assets — (17.9)%	(35,213)

NET ASSETS — 100.0%	$196,791

(a)	A portion or all of the security was held on loan.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

January 31, 2008 (Unaudited)

1.   Federal Tax Information:

At January 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Balanced Fund	$137,128	$5,897	$(6,578)	$(681)
Core Bond Fund	184,064	3,230	(2,093)	1,137
Diversified Stock Fund	4,394,192	218,061	(294,993)	(76,932)
Established Value Fund	295,366	61,152	(13,662)	47,490
Federal Money Market Fund	2,078,229	—	—	—
Financial Reserves Fund	654,872	—	—	—
Focused Growth Fund	7,718	1,333	(351)	982
Fund for Income	298,166	5,756	(3,369)	2,387
Government Reserves Fund	882,438	—	—	—
Institutional Money Market	1,990,829	—	—	—
Investment Grade Convertible Fund	50,303	4,165	(2,350)	1,815
National Municipal Bond Fund	67,036	2,522	(159)	2,363
Ohio Municipal Bond Fund	105,260	6,263	(194)	6,069
Ohio Municipal Money Market Fund	392,657	—	—	—
Prime Obligations Fund	983,520	—	—	—
Small Company Opportunity Fund	425,050	19,378	(32,413)	(13,035)
Special Value Fund	1,514,481	70,185	(85,289)	(15,104)
Stock Index Fund	28,057	36,313	(3,827)	32,486
Tax - Free Money Market Fund	421,897	—	—	—
Value Fund	226,615	16,806	(11,417)	5,389

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust presently offers shares of 20 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”).  If there have been no sales for that day on any exchange or system a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Money market Funds are valued at amortized cost, which approximates market value.  Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.  Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee which oversees the pricing process and is established under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than in the first calculation on the first business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are reported on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, Investment Grade Convertible Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund  may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Credit Default Swap Agreements:

The Balanced and Core Bond Funds may engage in credit default swap transactions (“CDSs”). In a CDS, the “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Funds’ investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio.

Swaps are marked to market daily using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as a realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the fund are included as a part of realized gain (losses). Swap agreements involve, to varying degrees, elements of the market risk and exposure to loss in excess of the amount reflected in the Schedules of Portfolio Investments. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2008, the Funds had outstanding “when-issued” purchase commitments and segregated collateral as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Focused Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), the Funds’ custodian and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board , net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments.

Under guidelines established by the Board, a Fund must maintain loan collateral (maintained with KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

As of January 31, 2008, each Fund’s loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the funds.  Each Fund received a pro rata portion of the following investments (amounts in thousands):

Market Value of Collateral
Money Market Funds
Goldman Sachs FS Prime Obligation Fund, 3.82%, 2/1/08	3,935
Repurchase Agreements
Bank of America, 3.20%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $50,004 collateralized by $51,500 various Corporate securities, 5.125%-6.375%, 1/16/13-10/01/16, market value $50,914)	50,000
Deutsche, 3.10%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $50,004 collateralized by $51,500 various Corporate securities, 0.00%-5.411%, 5/15/47-6/15/49, market value $51,428)	50,000
Goldman Sachs, 3.22%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $205,118 collateralized by $211,253 various Corporate securities, 3.00%-9.375%, 6/27/08-5/1/67, market value $208,426)	205,100
Greenwich, 3.24%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $100,009 collateralized by $103,005 various Corporate securities, 0.02%-7.65%, 7/03/08-9/07/46, market value $102,836)	100,000
HSBC Corp., 3.19%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $100,009 collateralized by $102,997 various Corporate securities, 0.00%-9.375%, 6/18/08-11/21/36, market value $101,454)	100,000
JP Morgan Chase, 3.09%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $50,004 collateralized by $51,500 various MMkt securities, 0.25%-0.27%, 2/01/08-2/01/08, market value $51,500)	50,000
Lehman Brothers, 3.20%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $200,018 collateralized by $206,005 various Corporate securities, 5.85%-9.75%, 7/03/08-5/29/67, market value $204,182)	200,000
Merrill Lynch Corp., 3.21%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $200,018 collateralized by $206,001 various Corporate securities, 4.00%-7.75%, 1/15/09-3/14/37, market value $203,421)	200,000
Wachovia, 3.20%, 2/1/08 (Date of Agreement, 1/31/08, Proceeds at maturity $110,010 collateralized by $113,300 various Corporate securities, 0.00%-8.226%, 11/22/10-9/27/46, market value $113,058)	110,000
Total Market Value	$1,069,035

Concentration of Credit Risk:

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

Market Events:

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality.

On August 28, 2007, Cheyne Finance LLC (“Cheyne”), a SIV in which the Prime Obligations Fund, Institutional Money Market Fund and Financial Reserves Fund (the “Funds”) own $16 million, $15 million and $5 million, respectively, principal amount of medium-term notes, breached a financial covenant related to the market value of its underlying collateral. Cheyne subsequently became insolvent, causing its securities to become immediately due and payable. The Cheyne securities are currently in default as a result of nonpayment (as noted on the Funds’ Schedules of Portfolio Investments). The Trust’s Board, acting on the recommendation of VCM, and in the exercise of its business judgment, has agreed that it would not be in the best interests of the Funds or their shareholders to dispose of the Cheyne securities at this time. The Funds have continued to carry the Cheyne securities in the Funds’ portfolios at their amortized cost, which approximates fair value.

On January 31, 2008, the Institutional Money Market Fund and the Financial Reserves Fund held a second SIV, Harrier Finance Funding LLC, which matured on February 19, 2008 and paid in full.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President

Date	March 20, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 20, 2008

* Print the name and title of each signing officer under his or her signature.